Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (94.6%)
Alabama (3.8%)
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	9/1/2044	1,065	955
[1]	Baldwin County IDA Economic Development Revenue (Novelis Corp. Project) PUT	5.000%	6/1/2032	22,500	22,455
	Birmingham AL GO, Prere.	5.000%	9/1/2025	3,010	3,016
	Birmingham AL GO, Prere.	5.000%	9/1/2025	4,050	4,058
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	28,430	28,063
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	32,705	33,953
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	35,105	36,977
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/2025	7,765	7,779
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	12,090	12,216
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	9,830	10,312
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	4,700	4,973
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	40,220	42,398
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	615	622
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	14,645	15,417
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	14,945	15,771
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	21,700	22,825
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	5,000	4,342
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	7,165	5,788
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	710	764
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	13,050	14,279
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	2,395	2,566
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2054	2,085	2,034
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	2,115	2,063
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	1,235	1,111
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	3,000	2,628
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	625	593
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	605	564
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	690	632
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	545	489
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	645	567
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	51,150	51,944
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	7,245	7,550
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2046	3,500	3,484
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	7,410	7,424
	Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	5.000%	6/1/2054	10,050	9,138
	Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	4.750%	12/1/2054	20,000	17,459
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/2036	2,820	2,744
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	1,445	1,441
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	33,150	35,022
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	16,910	17,547
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	28,415	28,669
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	10,950	10,999
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	3,470	3,691
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	7,945	8,213
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	27,035	28,414
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,655	1,747
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	17,610	18,726
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	1,835	1,948
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	26,025	27,958
	University of Alabama College & University Revenue	4.000%	7/1/2042	7,715	7,189
					591,517
Alaska (0.0%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,975	2,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2038	3,000	2,929
[1]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/2038	3,000	3,166
					6,095
Arizona (1.5%)
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2049	2,110	1,871
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.375%	7/1/2053	1,000	921
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2054	2,500	2,167
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.500%	7/1/2058	1,100	1,024
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2040	925	799
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2050	2,000	1,528
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa & Red Rock Campus Project)	5.000%	7/15/2039	2,075	1,994
[1]	Arizona IDA Charter School Aid Revenue (Doral Academy of Northern Nevada Project)	4.000%	7/15/2056	475	320
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2031	220	219
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2041	405	343
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2052	840	636
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/2039	650	626
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	9,425	7,204
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/2040	920	859
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/2050	1,500	1,273
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	3.000%	12/15/2031	530	488
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/2041	725	600
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/2051	1,275	936
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	952
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	1,000	942
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	500	464
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2046	2,750	2,395
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2050	6,875	5,651
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/2054	6,125	6,591
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	4,964	4,818
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2054	2,000	1,920
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2030	10,000	306
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/2050	22,275	682
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/2051	5,050	155
	Bullhead AZ Excise Taxes Sales Tax Revenue	4.000%	7/1/2052	2,885	2,398
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	5.000%	9/1/2027	23,110	23,507
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.100%	6/15/2028	7,500	7,535
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.000%	6/1/2029	37,400	37,192
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	330	330
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/2033	250	251
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/2038	750	728
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2041	425	353
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2046	345	270
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2051	580	430
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/2051	1,750	1,356
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/2054	2,525	2,282
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/2056	1,350	1,019
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.250%	7/1/2055	2,000	1,873
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.500%	7/1/2060	1,000	960
[1]	Maricopa County IDA College & University Revenue	5.000%	10/1/2026	125	124
[1]	Maricopa County IDA College & University Revenue	5.125%	10/1/2030	425	411
[1]	Maricopa County IDA College & University Revenue	5.250%	10/1/2040	2,000	1,695
[1]	Maricopa County IDA College & University Revenue	5.500%	10/1/2051	7,000	5,498
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,155	3,249
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,010	1,033
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,355	1,353
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,200	2,161
[1]	Maricopa County IDA Industrial Revenue	4.000%	10/15/2047	4,950	3,872
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	1,000	1,017
[4]	Mesa AZ Utility System Multiple Utility Revenue	4.500%	7/1/2049	4,000	3,744
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	3,000	2,463
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2051	5,000	3,629
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2051	1,640	1,190
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2052	2,150	1,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	4,400	3,116
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	700	496
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	2,000	1,717
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2054	5,000	5,078
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	18,500	19,161
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/2037	1,975	2,051
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2055	5,685	5,615
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2060	4,240	4,157
[1]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/2058	8,525	8,019
[1]	Sierra Vista IDA Charter School Aid Revenue (Champion Schools Project)	6.375%	6/15/2064	1,635	1,645
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,500	1,397
	Yavapai County IDA Resource Recovery Revenue (Waste Management Inc. Project)	4.250%	3/1/2028	10,420	10,534
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/2049	1,500	1,515
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/2054	1,000	1,004
					227,942
Arkansas (0.4%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	5,045	5,047
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,090	3,090
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	1,425	1,425
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	975	975
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,000	999
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	6,080	5,828
[1]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/2049	10,000	9,189
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,480	1,565
	Osceola AR Sewer Revenue PUT	5.500%	1/2/2026	37,000	36,985
	Searcy AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/2044	3,700	3,273
	University of Arkansas College & University Revenue	5.000%	12/1/2045	1,000	1,007
					69,383
California (10.3%)
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/2052	10,350	5,690
[6]	Alameda County Fire Department GO	5.250%	6/1/2055	6,500	6,740
[4]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	4,000	3,287
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	5,000	4,841
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2042	4,250	4,383
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2049	12,500	12,631
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2054	7,500	7,546
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	5,460	5,690
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	14,000	14,643
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	14,920	15,789
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	9,660	10,310
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	19,940	20,951
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,430	15,252
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	10,500	11,139
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	15,500	16,493
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	34,560	36,553
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	53,645	55,834
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	17,685	19,171
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	30,000	31,679
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	23,765	24,655
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	25,245	26,748
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	30,050	31,300
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	25,075	25,808
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	22,645	24,030
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2043	1,190	1,207
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2043	4,455	3,895
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2046	5,435	4,401
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2047	13,000	9,606
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	17,370	12,130
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,965	1,461
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	13,750	9,427
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,235	3,211
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,000	2,451
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	15,500	12,285
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/2056	10,045	6,389
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/2057	2,000	1,265
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,910	1,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,125	943
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2049	165	160
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/2055	6,170	1,140
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	2,620	2,616
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	6,000	6,492
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	1,000	1,069
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	7,660	8,126
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	3,000	3,144
	California GO	3.000%	12/1/2043	1,500	1,171
	California GO	3.000%	12/1/2046	2,000	1,479
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,495	1,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	7,810	7,970
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	1,000	868
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2054	7,605	7,868
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	4,060	4,455
	California Housing Finance Agency	4.000%	3/20/2033	12,667	12,763
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	4,838	4,904
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	4,734	4,697
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	21,204	19,784
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	12,449	11,600
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	3,139	3,124
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	9,522
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	7,000	6,777
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,490	1,411
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	21,185	19,890
[1]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	20,000	19,218
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.125%	7/1/2054	1,500	1,322
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.250%	7/1/2064	1,000	875
[1]	California Municipal Finance Authority Charter School Aid Revenue (Belle Mente Montessori Academy Project)	5.000%	6/1/2028	210	213
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2029	890	890
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	2,050	1,898
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,810	1,954
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	5,750	5,286
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	3,875	3,290
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	7,550	6,083
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2054	2,535	2,243
	California Municipal Finance Authority Industrial Revenue (United Airlines Inc. Project)	4.000%	7/15/2029	5,000	4,914
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2052	2,090	1,747
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/2031	3,100	3,176
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/2033	4,000	4,060
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/2047	5,250	4,273
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/2054	1,650	1,693
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	2,000	2,061
	California Municipal Finance Authority Resource Recovery Revenue PUT	3.875%	3/1/2034	16,500	15,648
	California Municipal Finance Authority Revenue	4.200%	8/1/2040	1,255	1,192
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/2053	1,850	1,891
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/2037	2,300	2,368
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/2038	2,000	2,044
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/2045	1,200	1,171
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2046	1,545	1,338
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2051	1,110	932
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2056	1,235	1,017
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	12,110	11,097
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	28,670	25,277
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	6,665	6,802
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	6,805	1,861
[1]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/2062	5,125	4,406
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	4,400	4,521
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	12,125	12,345
[6]	California State University College & University Revenue	5.250%	11/1/2056	13,140	13,663
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	3,520	2,911
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2058	20,000	19,275
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2039	2,550	2,556
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2049	5,425	5,142
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2052	1,775	1,662
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/2051	1,985	1,590
[2]	Central Unified School District COP	5.250%	8/1/2050	2,125	2,164
[2]	Central Unified School District COP	5.250%	8/1/2054	2,500	2,540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	8,045	8,589
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	9,950	7,020
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/2056	5,000	3,609
[1]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2056	7,250	4,485
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/2047	4,455	3,925
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/2056	2,000	1,298
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/2043	1,000	778
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2045	4,750	3,540
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/2046	5,000	3,498
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/2046	2,000	1,570
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/2046	5,000	3,731
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/2046	13,050	10,192
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2046	2,000	1,526
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	9,465	7,539
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	8,775	6,950
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	4,690	3,484
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/2047	5,665	4,505
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2048	3,000	2,034
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2054	3,500	3,027
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/2056	5,000	3,126
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	11,440	7,149
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/2056	11,920	8,427
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2056	19,795	16,766
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2056	8,500	6,177
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	1,135	756
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	1,000	653
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/2057	3,000	2,135
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2057	9,630	6,089
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/2057	1,500	1,030
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/2057	7,175	4,801
	Desert Community College District GO	4.000%	8/1/2051	2,700	2,339
[4]	East Side Union High School District GO	3.000%	8/1/2036	2,615	2,397
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/2039	500	504
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	1,000	1,127
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	10,036	9,360
[1,7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	9,375	8,384
[7]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	4,880	4,036
[7]	Freddie Mac Pool	3.400%	11/1/2040	3,959	3,540
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2051	2,500	2,392
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/2066	25,000	2,392
[8]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	10,000	9,553
[1]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2061	10,500	8,754
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2052	2,630	2,142
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/2025	4,740	4,742
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	5,020	5,026
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	1,665	1,734
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2037	850	814
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2038	3,565	3,376
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,650	1,544
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	1,000	924
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2042	7,500	7,806
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2043	4,500	4,652
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2044	4,000	4,111
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	5,000	4,946
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2046	3,460	2,994
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/2047	18,000	18,384
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2049	13,735	11,563
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2050	10,000	10,165
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2051	4,035	3,945
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/2055	40,000	41,425
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	4.000%	11/15/2031	140	144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,560	1,696
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,945	2,074
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	785	814
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	425	440
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	360	376
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	690	720
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	860	899
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,815	2,938
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	560	578
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,350	1,397
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	105	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	690	710
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	390	402
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	295	301
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,390	1,410
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	525	536
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	525	533
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	675	686
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	750	761
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	3,285	3,321
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	595	602
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,125	1,130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	455	453
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	2,555	2,550
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	210	208
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,120	2,110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	555	552
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	65	72
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,950	2,071
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	250	261
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	65	70
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	105	113
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	270	282
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	840	881
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	335	352
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	45	46
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	80	82
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	70	72
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	127
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	3,350	3,409
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	3,285	3,266
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/2032	5	5
	Modesto High School District GO	5.250%	8/1/2050	2,425	2,526
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	1,785	2,119
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	1,920	2,279
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	3,000	3,561
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	5,040	5,960
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	5,855	6,192
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2035	640	631
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2036	525	507
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2037	500	479
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2038	500	473
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2039	565	532
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2040	685	636
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	2,305	2,138
[4]	Palomar Health GO	0.000%	8/1/2033	8,805	5,979
	Palomar Health GO	4.000%	8/1/2035	4,000	3,304
[4]	Palomar Health GO	7.000%	8/1/2038	10,740	11,706
[2]	Paramount Unified School District GO	3.000%	8/1/2050	2,000	1,413
	Riverside Community College District GO	4.000%	8/1/2054	1,000	857
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2042	10,000	4,225
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	6,500	2,578
	Sacramento CA Special Tax Revenue	4.000%	9/1/2046	2,905	2,444
	Sacramento CA Special Tax Revenue	4.000%	9/1/2050	1,600	1,292
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	6,000	6,108
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2049	5,325	4,713
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	5,000	4,901
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2037	4,500	4,823
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2038	3,500	3,716
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	45,000	45,647
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	8,435	7,017
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	6,500	6,328
[2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	11,310	9,288
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	3,000	2,907
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	1,985	1,872
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2042	8,240	6,550
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	5,000	5,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	5,000	5,121
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	6,000	6,213
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	7,335	7,453
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2039	2,725	2,567
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2040	1,400	1,302
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2044	5,000	5,106
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	3,000	2,975
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2049	9,890	8,221
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	14,000	13,711
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2049	4,450	4,480
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2050	2,845	2,344
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.500%	5/1/2055	21,900	22,593
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/2029	110	112
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/2029	270	275
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	5,000	5,094
[2]	San Francisco Community College District GO	3.000%	6/15/2045	5,000	3,751
	San Francisco Unified School District GO	3.000%	6/15/2037	14,205	12,630
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,000	849
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	19,395	21,334
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	4,525	4,825
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	1,500	1,525
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	15,445	16,159
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	525	537
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2038	3,080	3,264
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	175	178
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	9,955	10,196
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2046	2,270	1,636
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2050	2,755	1,900
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2049	2,500	2,066
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2049	25	23
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/2060	35,150	5,045
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/2046	3,500	644
	University of California College & University Revenue	5.000%	5/15/2044	1,325	1,373
	University of California College & University Revenue	5.000%	5/15/2046	6,440	6,613
	University of California College & University Revenue	5.000%	5/15/2047	3,350	3,428
	University of California College & University Revenue	5.000%	5/15/2053	16,955	17,202
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	1,500	1,045
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	3,850	3,220
[4]	Val Verde Unified School District GO	3.000%	8/1/2047	1,730	1,249
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	2,800	2,658
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,415	1,281
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/2047	5,000	4,000
					1,604,809
Colorado (2.8%)
[2]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2050	5,875	6,056
[2]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2054	3,605	3,708
	Adams County CO COP	4.000%	12/1/2054	2,635	2,175
[2]	Adams County School District No. 1 COP	5.000%	12/1/2043	2,800	2,822
[2]	Adams County School District No. 1 COP	5.000%	12/1/2044	3,000	3,003
[2]	Adams County School District No. 1 COP	5.000%	12/1/2045	2,250	2,237
[1]	Aerotropolis Regional Transportation Authority Ad Valorem Property Tax Revenue	5.500%	12/1/2044	5,000	4,788
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/2051	15,000	13,624
	Berthoud CO COP	4.000%	12/1/2049	2,525	2,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	1,425	1,456
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	1,955	1,988
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/2028	500	496
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/2038	600	589
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/2047	1,200	1,075
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2050	2,285	1,930
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	26,960	23,224
[1]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/2040	1,100	1,008
	Canyons Metropolitan District No. 5 GO	6.500%	12/15/2054	3,150	3,109
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/2029	1,120	1,107
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	13,656	13,686
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/2031	425	372
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/2041	579	442
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/2050	1,125	1,072
	Colorado COP	6.000%	12/15/2040	5,000	5,604
	Colorado COP	6.000%	12/15/2041	3,570	3,971
	Colorado COP	4.000%	11/1/2049	1,400	1,168
	Colorado COP	5.000%	11/1/2049	13,095	13,218
	Colorado COP	5.000%	11/1/2053	4,285	4,307
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/2026	2,390	2,338
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/2027	2,515	2,416
[1]	Colorado Educational & Cultural Facilities Authority Economic Development Revenue (The Stanley Project)	6.875%	2/1/2059	7,000	7,079
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/2028	2,750	2,690
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/2029	3,000	2,905
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,400	1,404
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	1,500	1,422
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	6,275	5,844
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,855	4,007
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	3,205	2,762
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2049	11,680	9,643
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	12,500	10,269
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2052	7,535	6,316
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2054	8,585	8,428
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2058	3,000	1,999
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2041	1,125	978
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2048	1,100	869
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	12,000	12,168
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	5,675	4,835
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/2048	2,605	2,657
	Crowfoot Valley Ranch Metropolitan District No. 2 GO	6.125%	12/15/2054	2,855	2,726
	Del Norte CO Health, Hospital, Nursing Home Revenue (RIO Grande Hospital Refunding Project)	5.800%	12/1/2054	880	808
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2033	20,000	19,899
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2037	700	760
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2038	1,000	1,075
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2039	1,250	1,333
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2040	750	795
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2041	1,000	1,052
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/2041	1,325	1,412
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2042	2,000	2,004
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2042	4,125	4,294
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2042	1,000	1,039
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2043	1,060	1,095
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2043	10,000	8,793
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/2045	8,750	9,180
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	3,955	3,909
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2048	32,850	27,140
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/2053	7,500	6,302
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2053	10,250	10,490
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	3,500	2,913
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2050	11,725	11,290
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	6.000%	12/1/2055	1,750	1,828
[1]	DIATC Metropolitan District GO	5.000%	12/1/2039	2,735	2,593
[1]	DIATC Metropolitan District GO	5.000%	12/1/2049	3,500	3,145
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/2051	3,000	2,631
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/2054	3,100	2,976
	Grand Junction CO Sales Tax Revenue	4.125%	3/1/2054	5,470	4,618
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/2050	3,550	3,587
[4]	Gypsum CO Sewer Revenue	5.000%	12/1/2054	4,885	4,831
	Hess Ranch Metropolitan District No. 5 Special Assessment Revenue	6.000%	12/1/2043	1,100	1,095
[1]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/2051	3,860	2,850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Independence Metropolitan District No. 3 GO	5.375%	12/1/2054	2,960	2,784
	Meridian Ranch Metropolitan District GO	6.750%	12/1/2052	3,425	3,377
[4]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	3,953	3,421
	Mirabelle Metropolitan District No. 2 GO	6.125%	12/15/2049	2,100	2,001
	Montrose CO COP	5.000%	12/1/2055	1,055	1,016
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/2051	2,900	2,183
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/2051	1,465	1,402
	Parkdale Community Authority Intergovernmental Agreement Revenue	7.000%	12/15/2044	3,920	3,856
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	2,150	2,199
[1]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/2027	1,070	1,074
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/2041	515	423
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/2051	650	500
[1]	Pueblo Urban Renewal Authority Tax Increment/Allocation Revenue (Evraz Project)	0.000%	12/1/2025	800	786
[1]	Pueblo Urban Renewal Authority Tax Increment/Allocation Revenue (Evraz Project)	4.750%	12/1/2045	8,860	7,814
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2034	1,650	1,636
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	490	480
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	4,715	4,575
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2038	400	376
	Reunion Metropolitan District Water Revenue	3.625%	12/1/2044	6,070	4,206
	Southglenn Metropolitan District GO	3.500%	12/1/2026	3,000	2,966
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2037	1,615	1,578
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2047	5,675	5,183
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2047	325	297
	St. Vrain Lakes Metropolitan District No. 2 GO	6.375%	11/15/2054	2,000	1,996
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/2050	1,650	1,386
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/2050	734	727
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/2054	1,472	1,474
	Trails at Crowfoot Metropolitan District No. 3 GO	6.875%	12/15/2052	1,375	1,354
	University of Colorado College & University Revenue	4.000%	6/1/2051	1,000	849
[4]	Upper Eagle Regional Water Authority Water Revenue	4.000%	12/1/2050	1,440	1,208
[4]	Vauxmont Metropolitan District GO	3.250%	12/15/2050	4,685	3,344
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/2044	1,386	1,256
[1]	West Meadow Metropolitan District GO	6.000%	12/1/2038	1,000	1,011
[1]	West Meadow Metropolitan District GO	6.500%	12/1/2050	2,750	2,767
[5]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/2050	1,000	909
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/2054	4,000	4,053
					436,269
Connecticut (0.6%)
	Connecticut GO	3.000%	1/15/2036	1,050	938
	Connecticut GO	3.000%	1/15/2037	1,045	909
	Connecticut GO	3.000%	1/15/2038	2,070	1,754
	Connecticut GO	3.000%	1/15/2039	2,400	1,983
	Connecticut GO	3.000%	1/15/2040	4,815	3,857
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	1,055	1,045
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,615	1,750
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,260	2,491
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	2,000	2,072
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	1,725	1,730
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2049	3,500	2,495
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/2053	5,060	5,052
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.375%	7/1/2054	2,000	1,821
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,235	2,190
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	2,000	1,930
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,750	1,661
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,500	1,401
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,000	957
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,925	1,746
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	2,250	2,032
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,255	1,125
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	3,810	3,372
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,625	1,484
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	5,750	4,943
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	8,090	6,777
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	2,000	1,756
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Church Home of Hartford Inc. Project)	5.000%	9/1/2053	3,460	3,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2040	3,225	2,929
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2051	4,490	3,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2030	1,005	1,022
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2050	6,065	5,042
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	3,690	3,629
[1]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	4,000	3,961
	Norwalk Housing Authority	4.400%	9/1/2042	1,000	947
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.500%	10/1/2055	2,185	2,150
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.250%	10/1/2060	1,695	1,598
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/2041	575	512
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/2051	1,655	1,323
					89,059
Delaware (0.2%)
[1]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	9,927	7,903
[1]	Bridgeville DE Special Obligation Revenue	5.250%	7/1/2044	875	844
[1]	Bridgeville DE Special Obligation Revenue	5.625%	7/1/2053	1,000	981
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	5,000	4,372
[1]	Delaware State Economic Development Authority Charter School Aid Revenue	6.000%	7/1/2055	1,915	1,875
[1]	Delaware State Economic Development Authority Charter School Aid Revenue	6.000%	7/1/2065	5,000	4,814
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/2025	1,295	1,287
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/2025	430	428
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	1,000	833
[1]	Millsboro DE Special Obligation Revenue	5.125%	7/1/2038	3,000	2,910
					26,247
District of Columbia (1.7%)
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2029	395	402
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2039	1,420	1,358
	District of Columbia Charter School Aid Revenue	5.625%	6/1/2044	500	493
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2050	5,000	4,347
	District of Columbia College & University Revenue	5.000%	10/1/2030	4,470	4,470
	District of Columbia College & University Revenue	5.000%	10/1/2045	12,260	10,985
	District of Columbia College & University Revenue	5.000%	4/1/2051	1,750	1,753
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/2035	2,805	2,520
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/2039	2,430	2,056
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/2027	360	361
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2032	1,000	1,012
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2037	890	888
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2042	1,000	936
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2052	3,615	3,119
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	10,000	10,241
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	5,335	5,403
[6]	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/2054	6,500	6,699
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	10,000	10,760
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,750	3,663
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2036	3,000	3,060
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2036	2,175	2,280
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	3,345	3,198
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	2,700	2,582
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	2,335	2,427
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	2,625	2,470
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2038	1,860	1,917
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	3,400	3,148
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2039	1,775	1,859
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2040	3,000	2,737
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2040	2,575	2,680
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2041	950	850
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2041	2,750	2,852
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2042	3,000	3,007
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2042	3,890	4,038
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.500%	10/1/2043	3,250	3,417
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2044	5,000	4,946
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2050	14,810	14,635
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2051	8,180	6,768
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.500%	10/1/2055	14,000	14,446
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	25,425	21,066
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	13,650	11,315
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	5,780	4,836
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	35,325	28,554
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	5,000	3,992
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	2,500	2,549
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	7,550	7,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	10,000	9,928
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	13,400	13,991
					258,708
Florida (5.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	3,065	3,395
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	500	480
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	9,035	7,231
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/2052	1,000	1,020
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2032	2,250	2,358
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2034	3,320	3,429
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/2053	3,125	2,775
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/2058	5,000	4,371
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2029	1,450	1,420
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2036	3,190	3,158
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2039	6,610	6,124
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2046	4,830	4,261
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2049	6,035	5,173
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2056	4,235	2,968
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/2056	24,135	20,131
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/2061	40,000	2,908
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/2041	710	586
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/2041	695	574
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/2051	1,725	1,252
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/2056	695	495
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/2038	2,210	2,106
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/2048	2,070	1,823
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2040	1,220	1,118
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2050	9,300	7,852
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2055	6,895	5,717
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2039	640	589
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2049	1,255	1,054
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2054	1,075	882
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2055	1,000	890
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/2056	3,065	2,499
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,765	1,461
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	5,425	3,768
[1,3]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/2052	600	7
[1]	Capital Trust Authority Charter School Aid Revenue	5.250%	6/15/2059	1,000	868
[1]	Capital Trust Authority Charter School Aid Revenue (Academir Charter Schools Inc. Project)	5.250%	6/1/2054	2,365	2,039
[1]	Capital Trust Authority Charter School Aid Revenue (Academir Charter Schools Inc. Project)	5.250%	6/1/2064	2,610	2,184
[1]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.750%	6/15/2065	10,400	9,953
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	9,500	9,627
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.750%	5/1/2054	1,000	961
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2045	12,925	10,798
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	1,325	1,053
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2038	1,015	971
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2039	1,050	993
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2040	1,050	977
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2041	1,170	1,072
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	3,280	3,282
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2054	5,000	4,239
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2036	625	520
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2041	765	566
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2046	930	634
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2056	4,275	2,641
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2054	840	776
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2059	900	814
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	6.000%	6/15/2035	1,000	1,000
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	1,000	903
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2050	7,950	6,572
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2035	650	624
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2045	600	490
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2055	1,260	948
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/2057	625	566
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2057	710	643
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/2040	1,700	1,523
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2051	6,400	5,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	4,000	3,485
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/2055	11,515	11,338
[1]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.250%	6/1/2059	1,000	906
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/2038	8,000	6,506
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/2041	15,140	12,311
	Florida Development Finance Corp. Transit Revenue	5.500%	7/1/2053	25,375	20,652
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2042	9,855	9,432
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	10,000	6,742
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	5,000	4,070
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.125%	12/1/2054	3,000	2,465
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,500	2,516
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	7,420	7,810
[7]	Freddie Mac Pool	3.300%	8/1/2039	4,918	4,466
[1]	Gas Worx Community Development District Special Assessment Revenue	6.000%	5/1/2057	2,145	2,082
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	1,250	1,195
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	1,025	967
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.250%	10/1/2044	7,000	7,159
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2049	5,000	4,155
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2052	11,750	9,638
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/2054	14,600	14,466
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/2055	750	686
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2036	3,475	3,335
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	3,075	2,940
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	4,350	4,105
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2045	9,280	7,949
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2050	19,425	15,961
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	2,950	2,888
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	2,000	1,961
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	2,500	2,439
	JEA Water & Sewer System Water Revenue	5.500%	10/1/2054	5,000	5,250
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2029	225	227
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2039	1,255	1,180
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2049	825	701
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2054	825	685
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,510	1,525
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,595	1,601
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,305	2,301
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2049	8,500	8,535
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	1,000	1,007
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,008
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	5,000	5,115
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2054	7,000	6,355
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/2052	1,000	848
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/2026	1,465	1,493
	Manatee County FL Appropriations Revenue	5.500%	10/1/2053	9,870	10,384
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2046	5,500	4,591
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2051	6,500	5,214
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2042	10,000	10,397
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2050	2,000	1,663
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2034	1,500	1,517
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	3,025	3,000
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2050	7,500	7,525
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.500%	10/1/2055	2,250	2,288
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	15,000	15,726
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	3,250	1,281
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	4,055	4,075
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	1,000	895
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	3,915	3,287
[2]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	2,870	2,433
[2]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	1,675	1,388
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	2,930	2,506
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	6,325	5,237
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2035	7,970	7,661
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	5,850	5,387
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	11,265	9,832
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2039	7,220	6,976
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2045	12,115	10,835
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/2052	17,080	16,935
[1]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/2054	1,500	1,376
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/2054	650	636
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2037	2,295	2,239
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2042	2,795	2,550
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	16,025	13,185
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2053	8,000	7,775
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2056	25,315	25,223
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2035	1,500	930
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2039	2,745	1,329
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2040	2,850	1,292
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2041	1,000	422
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	3,250	3,196
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	10,000	8,180
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2048	3,900	3,715
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2053	1,350	1,263
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2041	1,850	1,918
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2042	1,500	1,541
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2043	1,025	1,046
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2044	1,220	1,239
[1]	Palm Beach County FL College & University Revenue	5.750%	10/1/2065	7,000	6,985
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.125%	6/1/2054	5,000	4,634
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,110	2,114
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,000	1,003
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	630	578
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	12,410	10,098
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	11/1/2050	5,000	5,106
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	2,500	2,399
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2056	4,630	3,591
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project)	11.500%	7/1/2027	6,000	8,300
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2047	500	477
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2052	1,925	1,797
	Parrish Lakes Community Development District Special Assessment Revenue	5.800%	5/1/2054	1,575	1,495
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	5,000	5,425
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2044	3,775	3,914
[4]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/2054	10,675	11,139
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/2046	1,685	1,225
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	5.000%	6/1/2056	2,605	2,080
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/2038	1,345	1,321
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2029	3,495	3,559
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2039	1,000	959
[1,3]	Polk County FL IDA Industrial Revenue	5.875%	1/1/2033	3,750	2,062
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2026	2,100	2,105
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2027	2,000	2,019
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2028	2,310	2,334
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	1,400	1,416
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2030	1,000	1,010
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2032	1,185	1,193
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/2041	7,500	7,500
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	14,440	11,645
	Seminole County FL Special Obligation Revenue	5.000%	10/1/2052	7,315	7,368
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2051	1,660	1,236
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2056	955	690
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/2049	11,155	9,680
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/2054	6,145	5,452
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2044	5,605	4,111
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2045	2,515	2,373
	Tampa FL Appropriations Revenue	2.000%	10/1/2046	2,330	1,336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Appropriations Revenue	2.250%	10/1/2051	10,000	5,516
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	7,680	6,550
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	1,195	398
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2053	2,600	535
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2055	1,500	1,404
	USF Financing Corp. COP	5.000%	7/1/2029	5,475	5,485
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	750	701
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.625%	1/1/2060	3,200	2,963
	Village Community Development District No. 14 Special Assessment Revenue	5.500%	5/1/2053	2,845	2,847
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.800%	5/1/2055	4,750	4,233
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	6.000%	5/1/2054	1,585	1,547
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/2043	1,240	1,208
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/2053	1,860	1,795
					788,702
Georgia (3.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2044	5,250	5,298
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2039	4,500	4,623
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	3,735	3,805
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/2041	7,000	7,252
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/2042	8,290	8,520
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	935
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2049	5,300	5,378
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2054	9,700	9,801
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/2053	12,500	12,327
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2034	810	826
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	200	208
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	445	464
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	490	511
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	245	255
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2055	10,040	9,988
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue (Polk Medical Center Project) RAN, Prere.	5.000%	7/1/2026	5,240	5,352
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue (Polk Medical Center Project) RAN, Prere.	5.000%	7/1/2026	5,000	5,107
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	400	396
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	400	392
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	16,035	13,067
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	17,975	15,053
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2045	685	711
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	2,085	2,167
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	2,240	2,323
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.125%	4/1/2053	6,000	5,917
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/2053	6,020	6,277
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/2051	2,385	2,039
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2037	1,140	1,103
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2038	1,350	1,299
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2039	1,030	1,042
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2049	5,715	5,758
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	4,730	4,630
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	7,395	7,265
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/2050	5,000	4,165
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	4,050	4,060
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2047	5,000	4,462
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2051	3,540	2,621
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2054	3,000	2,585
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2056	9,470	6,782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,000	828
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/2054	5,000	4,010
[1]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/2054	5,750	5,073
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2039	30	30
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2048	1,490	1,488
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	2,600	2,546
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	5,300	5,377
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2064	6,710	6,806
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	2,965	2,525
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2047	1,650	1,582
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,280	1,212
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	780	815
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2035	3,750	3,933
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	2,730	2,841
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2043	2,420	2,391
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	1,735	1,753
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	6,035	6,296
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	5,735	5,742
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	23,000	24,275
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,270	1,336
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	22,840	24,140
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	9,325	9,842
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	2,095	2,222
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	23,160	24,465
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	21,035	22,300
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	34,985	36,767
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	36,455	38,621
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	10,960	11,659
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	13,725	14,408
[1]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	10,000	11,153
[1]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/2038	17,610	16,323
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.125%	10/1/2039	1,635	1,405
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.250%	10/1/2049	4,940	3,860
					472,788
Guam (0.3%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/2034	390	408
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/2035	265	278
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/2036	685	712
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/2040	525	539
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/2043	1,250	1,262
	Guam Department of Education COP	4.250%	2/1/2030	1,690	1,689
	Guam Department of Education COP	5.000%	2/1/2040	6,280	6,018
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	795	851
[6]	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	250	259
[6]	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	255	262
[6]	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	345	359
[6]	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	250	258
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2045	1,250	1,237
[6]	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	305	315
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2035	4,350	4,491
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2040	4,150	4,150
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2028	135	135
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	3,125	3,305
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	2,510	2,666
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	695	668
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/2039	2,205	1,992
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	2,260	1,994
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	500	536
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	195	207
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	220	230
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	2,485	2,537
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	1,350	1,366
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	1,125	1,116
	Port Authority of Guam Port, Airport & Marina Revenue	5.000%	7/1/2035	720	730
					40,570
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2037	6,700	6,972
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2039	2,740	2,563
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	1,755	1,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	1,500	1,494
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	1,065	1,054
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	1,600	1,583
	Hawaii Airports System Port, Airport & Marina Revenue	5.250%	7/1/2051	2,500	2,533
	Hawaii Airports System Port, Airport & Marina Revenue	5.500%	7/1/2054	5,000	5,149
	Hawaii County HI GO	5.250%	9/1/2047	1,000	1,052
	Hawaii County HI GO	5.000%	9/1/2048	3,800	3,897
	Hawaii County HI GO	5.250%	9/1/2049	1,000	1,048
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/2039	6,765	5,643
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2034	1,075	1,077
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,625	1,609
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2036	910	881
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2037	750	713
					39,031
Idaho (0.1%)
[1]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/2053	1,374	1,378
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2038	1,335	1,258
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2040	1,445	1,323
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2046	2,150	1,799
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2051	3,100	2,524
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	4.375%	3/1/2053	1,400	1,212
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2049	1,000	854
[1]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/2051	14,056	12,548
					22,896
Illinois (6.2%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	250	257
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	1,000	1,033
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	1,500	1,512
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	1,230	1,269
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	1,265	1,297
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	1,925	1,871
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	25,275	25,938
[9]	Chicago Board of Education GO	0.000%	12/1/2030	1,585	1,279
[9]	Chicago Board of Education GO	0.000%	12/1/2030	5,100	4,115
[9,10]	Chicago Board of Education GO	0.000%	12/1/2030	5,000	4,034
	Chicago Board of Education GO	5.000%	12/1/2030	2,055	2,104
	Chicago Board of Education GO	5.000%	12/1/2030	2,495	2,555
[1]	Chicago Board of Education GO	6.750%	12/1/2030	4,000	4,260
[9]	Chicago Board of Education GO	0.000%	12/1/2031	15,000	11,519
[9]	Chicago Board of Education GO	0.000%	12/1/2031	1,185	910
[9,10]	Chicago Board of Education GO	0.000%	12/1/2031	2,435	1,905
	Chicago Board of Education GO	5.000%	12/1/2031	1,100	1,120
	Chicago Board of Education GO	5.000%	12/1/2032	1,500	1,519
[4]	Chicago Board of Education GO	5.000%	12/1/2034	1,250	1,270
	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,005
	Chicago Board of Education GO	5.000%	12/1/2036	2,000	1,939
	Chicago Board of Education GO	5.000%	12/1/2036	5,000	4,978
	Chicago Board of Education GO	5.000%	12/1/2036	3,395	3,380
	Chicago Board of Education GO	4.000%	12/1/2038	3,000	2,704
	Chicago Board of Education GO	5.000%	12/1/2038	4,970	4,797
	Chicago Board of Education GO	4.000%	12/1/2039	13,500	11,925
	Chicago Board of Education GO	4.000%	12/1/2041	11,000	9,423
	Chicago Board of Education GO	5.000%	12/1/2041	3,790	3,501
	Chicago Board of Education GO	4.000%	12/1/2043	1,000	822
	Chicago Board of Education GO	7.000%	12/1/2044	36,450	36,583
	Chicago Board of Education GO	6.500%	12/1/2046	13,500	13,606
[1]	Chicago Board of Education GO	7.000%	12/1/2046	3,185	3,273
	Chicago Board of Education GO	4.000%	12/1/2047	13,750	10,670
	Chicago Board of Education GO	5.000%	12/1/2047	1,000	900
	Chicago Board of Education GO	5.875%	12/1/2047	10,000	10,168
	Chicago Board of Education GO	6.000%	12/1/2049	27,500	28,096
	Chicago IL GO	0.000%	1/1/2031	4,915	4,005
	Chicago IL GO	5.000%	1/1/2033	3,920	4,073
	Chicago IL GO	5.000%	1/1/2034	10,130	10,626
	Chicago IL GO	4.000%	1/1/2038	12,994	11,728
[9]	Chicago IL GO	0.000%	1/1/2039	5,250	2,709
	Chicago IL GO	5.500%	1/1/2039	2,580	2,659
	Chicago IL GO	4.000%	1/1/2040	4,041	3,518
	Chicago IL GO	5.500%	1/1/2040	1,000	1,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.500%	1/1/2041	1,000	1,009
	Chicago IL GO	5.500%	1/1/2043	5,880	5,888
	Chicago IL GO	4.000%	1/1/2044	5,644	4,535
	Chicago IL GO	5.000%	1/1/2044	19,550	18,515
	Chicago IL GO	6.000%	1/1/2044	1,010	1,051
	Chicago IL GO	5.000%	1/1/2045	20,330	19,096
	Chicago IL GO	6.000%	1/1/2045	505	524
	Chicago IL GO	4.000%	1/1/2049	8,252	6,248
	Chicago IL GO	6.000%	1/1/2050	20,255	20,696
	Chicago IL GO	6.000%	1/1/2050	4,500	4,607
	Chicago IL GO	6.000%	1/1/2055	5,000	5,094
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2040	1,715	1,798
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	1,000	1,003
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	5,570	5,590
[4]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	16,930	17,245
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	5,890	6,066
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2038	1,000	1,080
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	4,000	4,082
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2039	1,820	1,949
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2040	5,000	5,030
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2040	1,535	1,635
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	4,000	3,974
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	6,365	6,318
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	10,930	10,849
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	3,365	3,297
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2038	3,000	2,895
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2039	1,400	1,477
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2040	1,000	1,045
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2041	800	828
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	2,200	2,255
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	2,625	2,669
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	1,700	1,731
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2044	1,350	1,367
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2045	2,000	2,017
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/2048	5,000	4,697
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/2053	4,845	4,258
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2055	10,000	10,078
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	9,000	9,161
[2]	Chicago Park District GO	5.000%	1/1/2037	1,240	1,292
[2]	Chicago Park District GO	5.000%	1/1/2040	1,880	1,923
	Chicago Park District GO	5.000%	1/1/2042	1,210	1,225
	Chicago Park District GO	5.000%	1/1/2044	1,210	1,214
	Chicago Park District GO	5.000%	1/1/2045	2,360	2,360
	Chicago Park District GO	5.000%	1/1/2045	1,600	1,600
	Chicago Park District GO	5.000%	1/1/2046	1,100	1,092
	Chicago Park District GO	5.000%	1/1/2047	1,750	1,728
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	12,690	10,499
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	15,000	14,563
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	3,500	2,842
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	6,120	4,990
	Cook County IL Local or Guaranteed Housing Revenue	6.500%	1/1/2045	1,000	961
[4]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2036	1,000	873
[1]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/2036	6,170	5,521
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	2,275	2,230
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	1,000	842
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2037	1,750	1,506
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2037	12,325	11,526
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2039	1,000	832
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2039	1,695	1,541
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2041	2,115	1,708
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2044	2,180	1,855
	Illinois Finance Authority College & University Revenue	5.250%	10/1/2052	2,385	2,210
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	4,555	4,558
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	3,800	3,876
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	2,425	2,417
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	2,250	1,462
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	4,150	4,210
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	4,459	36
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2037	3,780	3,387
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	1,100	1,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	6,500	5,943
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	6,795	6,212
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,340	1,377
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	1,635	1,661
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	5,000	5,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	4,105	3,805
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/2047	10,000	8,675
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	1,055	954
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2048	4,000	3,034
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	9,540	7,925
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	9,910	6,441
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2050	3,500	2,888
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	3,810	3,646
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2052	2,370	2,285
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2027	780	808
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2027	850	881
[1]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2049	1,100	990
[1]	Illinois Finance Authority Port, Airport & Marina Revenue PUT	4.800%	7/2/2035	12,000	11,987
[1]	Illinois Finance Authority Port, Airport & Marina Revenue PUT	4.800%	7/2/2035	3,000	2,997
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/2034	5,000	4,789
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/2034	5,000	4,789
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,085	1,062
	Illinois GO	4.000%	6/1/2034	1,780	1,741
	Illinois GO	4.000%	10/1/2034	1,000	984
	Illinois GO	4.125%	10/1/2036	4,500	4,360
	Illinois GO	5.000%	5/1/2037	2,835	2,962
	Illinois GO	4.000%	7/1/2037	8,010	7,551
	Illinois GO	4.000%	10/1/2037	1,000	939
	Illinois GO	5.250%	5/1/2038	1,985	2,085
	Illinois GO	4.000%	10/1/2038	5,000	4,607
	Illinois GO	4.000%	3/1/2039	1,550	1,416
	Illinois GO	5.250%	5/1/2039	4,990	5,203
	Illinois GO	5.500%	5/1/2039	1,500	1,558
	Illinois GO	4.000%	10/1/2039	2,475	2,239
	Illinois GO	5.250%	5/1/2040	5,805	5,999
	Illinois GO	3.000%	12/1/2040	2,500	1,907
	Illinois GO	5.250%	5/1/2041	6,850	7,031
	Illinois GO	4.000%	10/1/2041	2,000	1,738
	Illinois GO	4.000%	10/1/2041	1,340	1,180
	Illinois GO	5.500%	3/1/2042	3,000	3,107
	Illinois GO	5.250%	5/1/2042	6,565	6,697
	Illinois GO	4.000%	10/1/2042	2,675	2,315
	Illinois GO	5.250%	5/1/2043	4,425	4,481
	Illinois GO	5.250%	5/1/2043	4,300	4,379
	Illinois GO	5.125%	10/1/2043	5,500	5,551
	Illinois GO	5.250%	5/1/2045	5,060	5,103
	Illinois GO	5.750%	5/1/2045	7,095	7,324
	Illinois GO	4.250%	10/1/2045	4,250	3,700
	Illinois GO	5.250%	5/1/2047	2,915	2,922
	Illinois GO	5.500%	5/1/2047	10,415	10,599
	Illinois GO	5.250%	5/1/2048	5,000	4,999
	Illinois GO	5.000%	12/1/2048	10,000	9,745
	Illinois GO	5.250%	5/1/2049	3,500	3,486
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	4,000	3,537
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	10,555	10,922
[4]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2039	1,175	1,236
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	10,000	7,703
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2032	3,700	2,782
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	6,000	4,283
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	10,000	5,476
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	10,000	4,630
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2041	475	209
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2056	34,500	6,244
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2036	625	387
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2037	675	393
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2038	2,000	1,095
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2038	3,025	1,603
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2039	1,850	944
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2039	3,760	1,857
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2040	1,750	831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2040	3,100	1,435
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2041	2,900	1,278
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	2,050	880
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	5,000	5,043
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	12,000	4,481
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	16,275	13,303
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	31,725	25,015
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2040	3,935	3,677
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	14,885	14,445
[2]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	11,800	2,846
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2051	4,940	4,090
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2035	5,000	4,922
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2041	12,925	13,068
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	12,990	12,842
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2042	5,000	4,592
[4]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/2058	5,350	5,492
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2040	2,600	2,740
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2031	13,330	10,971
					958,766
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/2043	1,625	1,720
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2044	2,500	2,508
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	11,870	11,909
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.750%	3/1/2054	5,000	5,086
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	6,065	6,601
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	5,195	5,567
[1,3]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/2039	8,500	425
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	1,200	1,202
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2060	900	843
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/2058	1,060	1,002
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/2064	3,940	3,810
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2042	500	516
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2044	600	611
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2045	625	635
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/2053	5,000	5,161
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/2053	3,500	3,569
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	6,850	6,986
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/2035	1,100	1,160
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/2036	1,450	1,545
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/2037	1,380	1,459
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2054	4,750	4,720
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.500%	1/1/2034	3,050	3,079
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.875%	1/1/2044	4,750	4,438
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	5.000%	1/1/2054	7,000	6,388
	Whiting IN Industrial Revenue PUT	4.200%	6/21/2035	6,045	5,997
					86,937
Iowa (0.2%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/2027	1,000	1,014
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2038	500	518
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2039	1,000	1,027
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2045	1,685	1,689
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	500	404
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2048	3,620	3,302
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	2,265	2,145
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2055	1,480	1,491
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2059	3,675	3,342
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Tamid Waterloo Project)	8.250%	1/1/2052	5,000	4,028
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2040	2,500	2,514
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	3,380	2,778
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	5,700	4,480
	Iowa Higher Education Loan Authority College & University Revenue (University of Dubuque Project)	6.000%	10/1/2055	2,500	2,543
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	6,200	5,109
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/2065	9,640	1,338
					37,722
Kansas (0.1%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,500	1,339
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,000	1,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	1,205	934
[1]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/2034	1,130	1,178
[4]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2041	1,135	1,169
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	1,595	1,617
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/2040	1,450	1,368
					9,232
Kentucky (1.6%)
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/2026	12,250	11,926
[2]	Fayette County KY School District GO	4.125%	6/1/2050	31,290	27,245
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/2032	9,900	9,731
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/2042	7,475	6,807
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/2042	8,500	7,740
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/2052	12,000	10,513
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/2052	5,000	4,380
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	5,000	5,011
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	42,280	44,634
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	33,115	34,740
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	9,390	9,365
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	5,805	6,223
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	18,955	20,047
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/2033	3,065	3,537
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	3,000	3,368
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2040	1,020	1,065
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2041	1,150	1,234
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2040	1,290	1,352
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	1,775	1,628
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,345	1,194
	Louisville Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2030	3,935	3,937
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	1,475	1,515
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	1,715	1,747
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,000	1,008
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/2052	11,265	10,591
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,000	982
	University of Kentucky College & University Revenue	5.000%	4/1/2055	6,000	5,914
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2049	1,000	1,000
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2054	15,605	15,463
					253,897
Louisiana (1.1%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,800	2,618
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2050	3,145	3,234
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2054	3,325	3,412
[7]	Freddie Mac Pool	3.650%	12/1/2037	3,494	3,268
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.500%	6/15/2038	1,000	980
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.625%	6/15/2048	4,490	4,159
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2050	1,340	1,434
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2055	1,930	2,058
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	4,525	4,324
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.375%	6/15/2053	5,250	5,120
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.150%	6/15/2055	4,045	3,989
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2059	2,165	2,070
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.500%	6/15/2059	4,915	4,833
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2037	385	409
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2038	250	263
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2039	275	287
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,815	1,878
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,265	2,332
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	17,545	17,566
	Louisiana Public Facilities Authority Highway Revenue	5.500%	9/1/2059	37,695	37,501
	Louisiana Public Facilities Authority Highway Revenue	5.750%	9/1/2064	24,805	25,183
[1]	Louisiana Public Facilities Authority Revenue (Impala Warehousing LLC Project)	6.500%	7/1/2036	19,915	19,917
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/2040	6,000	6,230
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/2041	8,500	8,750
[4]	Shreveport LA GO	5.000%	3/1/2049	1,000	971
[4]	Shreveport LA GO	5.000%	3/1/2054	1,495	1,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2035	500	488
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	1,045	1,010
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2038	775	728
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2041	630	563
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2042	1,065	943
					167,970
Maine (0.3%)
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2043	1,345	1,383
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2045	1,495	1,524
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2050	1,375	1,413
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2055	5,500	5,616
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	750	748
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2046	2,000	1,680
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2051	4,820	3,883
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	4,500	3,899
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	10,725	9,055
	University of Maine System College & University Revenue	5.500%	3/1/2052	4,475	4,585
	University of Maine System College & University Revenue	5.500%	3/1/2057	5,850	5,981
	University of Maine System College & University Revenue	5.500%	3/1/2062	7,635	7,806
					47,573
Maryland (1.3%)
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/2039	650	564
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/2039	200	174
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/2046	750	613
[1]	Frederick County MD College & University Revenue	5.000%	9/1/2045	2,100	1,836
[1]	Frederick County MD Tax Increment/Allocation Revenue	4.625%	7/1/2043	4,800	4,393
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	455	455
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	1,730	1,650
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	1,715	1,635
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,250	1,063
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2046	7,205	6,024
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/2028	400	401
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/2034	1,000	961
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/2039	1,000	934
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2034	5,000	4,556
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	2,360	2,448
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,245	2,398
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/2034	1,000	1,050
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/2035	1,000	1,043
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/2036	1,000	1,035
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2037	1,350	1,292
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2038	1,300	1,226
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2039	1,800	1,680
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2040	1,500	1,374
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2041	1,600	1,433
[4]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/2041	1,775	1,841
[4]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/2042	1,850	1,902
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2051	8,000	6,516
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2052	15,000	14,980
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2040	6,005	5,323
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	4.000%	9/1/2050	7,620	6,043
[4]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.750%	7/1/2064	2,500	2,597
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2026	175	177
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2027	145	149
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2028	175	180
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2029	190	195
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2030	325	332
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2031	375	382
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2032	325	330
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2039	1,100	999
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2044	2,695	2,249
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2037	2,600	2,656
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2037	2,700	2,746
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2038	3,000	3,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2038	2,350	2,371
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2039	4,125	4,133
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2042	3,120	3,022
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2042	7,415	7,177
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/2042	2,500	2,098
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.500%	6/1/2047	2,250	2,222
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2051	1,000	794
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2055	1,250	968
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,100	1,069
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	545	559
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2036	5,030	5,095
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,250	1,198
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	250	233
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	8,585	7,299
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2048	2,710	2,593
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	1,500	1,215
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	10,000	9,928
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	8,500	8,489
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	3,360	3,291
[4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2055	9,500	9,307
[1,11]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.830%	7/1/2041	14,890	14,890
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/2034	6,760	6,677
[12]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	2.950%	7/1/2055	2,000	1,295
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/2047	6,030	5,077
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2042	1,500	1,357
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2047	5,120	4,424
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2048	5,330	4,677
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2050	2,455	2,129
					206,460
Massachusetts (1.6%)
	Ashland MA GO	3.000%	8/1/2047	4,000	2,930
	Ashland MA GO	3.000%	8/1/2052	3,500	2,412
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2054	1,620	1,443
	Commonwealth of Massachusetts GO	3.000%	2/1/2038	10,000	8,808
	Commonwealth of Massachusetts GO	2.000%	4/1/2050	7,500	3,988
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	20,000	20,133
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	7,830	7,885
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	14,670	14,811
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	19,390	19,593
	Lowell MA GO	2.000%	9/1/2040	1,460	999
	Lowell MA GO	2.000%	9/1/2041	1,440	951
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	8,805	9,116
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,250	1,992
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	580	557
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	4,500	3,661
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	2,500	2,313
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	2,450	2,165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	2,000	1,786
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	5,830	4,238
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2050	4,500	3,301
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2050	1,500	1,051
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2052	2,500	2,319
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2053	4,225	4,238
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	5,525	3,878
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	950	947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,050	1,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,100	1,075
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,150	1,114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,200	1,149
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,175	1,080
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	975	904
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,340	2,553
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,825	1,625
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	500	503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,000	3,708
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	9,750	8,979

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,295	1,974
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,085	912
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	8,635	7,001
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2045	1,405	1,465
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2045	3,000	2,176
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	520	429
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	4,000	3,309
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	1,500	1,384
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	6,695	5,660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/2054	4,305	3,773
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	1,000	1,101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	500	551
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	10,000	9,570
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2054	920	818
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	785	686
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	535	553
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	1,070	1,066
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2043	8,170	7,316
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	7,185	6,210
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	3,000	2,512
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (UMass Dartmouth Student Housing Program)	5.000%	10/1/2028	1,000	1,010
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2034	565	554
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	1,255	1,132
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2048	1,020	813
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	2,500	2,610
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	1,250	1,305
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	3,675	3,837
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/2036	80	78
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/2037	2,800	2,283
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/2038	7,590	7,345
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2036	965	812
	Massachusetts Port Authority Industrial Revenue (Bosfuel Project)	5.000%	7/1/2037	1,215	1,249
	Massachusetts Port Authority Industrial Revenue (Bosfuel Project)	5.000%	7/1/2039	1,340	1,364
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,470	1,532
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2054	5,000	4,192
	Waltham MA GO	3.000%	8/15/2042	1,165	926
	Waltham MA GO	3.000%	8/15/2043	1,195	931
	Waltham MA GO	3.000%	8/15/2044	1,235	945
	Waltham MA GO	3.000%	8/15/2045	1,260	950
					242,565
Michigan (1.9%)
	Ann Arbor School District GO	5.000%	5/1/2045	10,000	10,052
	Bloomfield Hills School District GO	5.000%	5/1/2048	1,250	1,255
	Detroit MI GO	6.000%	5/1/2043	1,000	1,069
	Detroit MI GO	5.500%	4/1/2045	250	253
[13]	Durand Area Schools GO	4.000%	5/1/2045	1,920	1,665
[4,13]	Fenton Area Public Schools GO	4.000%	5/1/2044	1,395	1,236
[7]	Freddie Mac Pool	3.350%	10/1/2038	4,946	4,615
[7]	Freddie Mac Pool	4.400%	10/1/2040	8,900	9,017
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	1,125	1,145
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2041	1,150	1,162
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2046	2,250	2,226
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2051	3,625	3,570
	Grand Rapids MI GO	5.000%	4/1/2055	8,115	8,143
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2048	1,500	1,539
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2053	1,050	1,073
[13]	Howell Public Schools GO	5.000%	5/1/2044	560	570
[13]	Howell Public Schools GO	5.000%	5/1/2045	2,975	3,010
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	4,830	4,668
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	30	30
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	920	893
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2054	10,000	10,077
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2027	875	892
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2042	745	610
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2043	6,390	6,392
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	2,340	2,342
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,200	2,201
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	2,515	2,516
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	2,345	2,251
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2044	9,950	8,580
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	8,210	6,698
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	3,000	2,498
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2051	3,000	2,417
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	11,005	11,014
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,000	1,910
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2040	20,345	20,438
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	5,500	4,455
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	4.000%	4/15/2054	1,415	1,172
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2047	11,850	10,209
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	10,445	10,604
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,495	1,529
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,320	1,344
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	395	397
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	7,345	7,885
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	10,470	11,366
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	5,990	6,595
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	12,635	14,024
	Michigan State University College & University Revenue	5.000%	2/15/2055	15,000	15,054
[4]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/2038	10,000	9,649
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/2043	13,565	13,146
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	6/30/2048	4,750	4,497
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Co. Exempt Facilities Project) PUT	3.875%	6/3/2030	15,115	14,492
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	1,600	1,640
	Northern Michigan University College & University Revenue	5.500%	6/1/2055	3,800	3,906
	Novi Community School District GO	5.000%	5/1/2038	1,000	1,046
[13]	Southfield Public Schools GO	5.250%	5/1/2050	750	769
[13]	Southfield Public Schools GO	5.250%	5/1/2055	1,880	1,917
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/2026	555	539
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/2031	1,565	1,488
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/2041	3,000	2,416
[2]	Trenton MI GO	5.000%	4/1/2050	3,260	3,284
[2]	Trenton MI GO	5.000%	4/1/2055	5,000	4,989
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2042	1,000	1,050
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2043	1,000	1,043
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2044	1,000	1,037
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2045	1,250	1,290
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.750%	12/1/2050	3,000	3,130
					294,059
Minnesota (0.8%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/2034	1,135	1,128
	Anoka MN Health, Hospital, Nursing Home Revenue (The Homestead at Anoka Inc. Project)	5.500%	11/1/2046	2,980	2,675
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/2039	300	289
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,305	1,044
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/2051	1,400	1,039
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/2056	1,080	779
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,000	1,020
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	850	865
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	500	507
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2032	500	506
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2040	13,050	13,290
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2041	9,250	9,338
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/2047	4,150	4,161
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	3,500	3,547
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	2,080	2,083
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	1,670	1,655
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	8,045	8,098
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2054	9,080	9,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2036	1,175	1,167
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2038	850	823
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2040	625	591
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,000	1,065
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	770	774
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	661	662
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2052	1,205	704
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	840	841
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	2,015	2,151
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	930	1,002
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	1,620	1,764
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,665	4,086
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,925	6,626
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,920	3,279
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	14,155	14,325
	Rochester MN Health, Hospital, Nursing Home Revenue	4.375%	11/15/2053	4,390	3,980
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2054	12,910	12,655
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2038	700	648
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2048	2,285	1,941
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2053	1,615	1,341
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	2,010	1,666
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/2025	200	200
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/2026	250	248
					123,628
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2040	1,000	1,044
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2041	900	929
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2042	1,000	1,024
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	1,075	1,093
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	1,345	1,364
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2045	1,250	1,261
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	2,750	2,776
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	7,525	7,561
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2041	4,500	3,467
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,000	1,020
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2035	2,000	2,081
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2049	1,245	1,251
					24,871
Missouri (0.9%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,290	2,250
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,820	1,727
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	3/1/2041	1,150	1,074
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	3,160	2,898
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/2046	1,500	1,082
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2034	2,155	2,143
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2035	1,485	1,466
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2036	3,000	2,904
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2037	4,155	3,980
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2050	1,935	1,586
[4]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2057	6,900	5,458
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	2,487	2,341
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2044	4,660	4,720
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	100	100
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.325%	8/15/2047	1,390	1,319
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.825%	8/15/2047	1,380	1,312
[1]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/2027	230	226
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	2,290	2,251
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2046	2,250	1,455
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2048	6,035	6,221
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,065	840
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2052	12,500	10,301
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2052	12,230	11,981
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2053	35,000	28,960
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2054	12,560	10,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2035	1,065	1,066
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,755	1,756
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2043	1,030	1,073
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/2031	1,440	1,391
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/2037	2,700	2,488
[1]	Shrewsbury MO Tax Increment/Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/2036	3,410	3,217
	Springfield MO Public Utility Revenue COP	4.000%	11/1/2047	4,310	3,730
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,000	1,918
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/2045	4,250	3,652
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/2048	1,000	916
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/2049	1,000	911
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	9/1/2053	3,000	2,741
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/2036	1,400	1,225
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/2041	1,000	922
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/2039	5,100	2,040
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/2053	3,400	1,360
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,250	1,224
	St. Louis Missouri IDA Lease (Appropriation) Revenue (Ballpark Village Development Project)	3.875%	11/15/2029	910	869
	St. Louis Missouri IDA Tax Increment/Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/2036	2,115	1,994
[4]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	2,390	2,395
					145,488
Montana (0.0%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	4,200	4,189
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,450	1,387
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2034	1,000	918
					6,494
Multiple States (0.2%)
[1,7]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	4,600	4,061
	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	7,200	6,693
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.996%	12/25/2036	9,755	9,661
[7,11]	FRETE Trust Class AUS Series 2025-ML30	4.783%	7/25/2042	4,280	4,279
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/2040	7,377	6,937
					31,631
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2032	5,000	5,317
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2037	475	497
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	38,210	40,109
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	9,685	10,076
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	9,900	10,509
[6]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	2,540	2,621
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	9,700	8,278
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	5,000	5,092
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	19,490	20,177
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	10,500	9,877
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2059	9,960	8,208
					120,761
Nevada (0.2%)
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	885	886
[2]	Clark County School District GO	3.000%	6/15/2041	3,470	2,728
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/2051	495	388
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/2040	670	572
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/2050	2,185	1,733
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.250%	12/1/2047	550	521
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.500%	12/1/2053	600	580
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/2049	950	881
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/2041	640	472
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/2051	1,405	918
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/2048	315	324
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/2053	1,000	1,023
	Las Vegas Valley Water District GO	4.000%	6/1/2051	6,525	5,525
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/2034	515	496
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/2039	685	642
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/2043	700	632
[1]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/2047	1,560	1,533
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/2049	1,105	960
[1]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/2052	1,750	1,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Reno NV Sales Tax Revenue TRAN	0.000%	7/1/2058	15,000	2,207
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2051	3,250	3,012
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/2029	3,000	2,998
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/2029	5,000	4,997
					35,781
New Hampshire (1.2%)
	New Hampshire Business Finance Authority	4.125%	1/20/2034	13,887	13,742
	New Hampshire Business Finance Authority	4.087%	1/20/2041	7,686	7,255
	New Hampshire Business Finance Authority	4.087%	1/20/2041	1,296	1,152
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2037	1,700	1,795
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	2,500	2,565
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	2,250	2,309
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	5,035	5,114
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,300	1,264
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	3,155	3,174
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	670	484
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2051	7,000	5,871
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	10,225	10,314
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2049	665	649
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	6,500	6,253
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.625%	7/1/2046	1,000	950
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.750%	7/1/2054	2,000	1,882
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	8,117	7,930
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/2033	3,000	1,797
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	16,430	16,458
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	7,850	7,821
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	2,544	2,546
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	2,525	1,529
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	3,395	3,382
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	3,000	2,896
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	8,789	7,990
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	11,909	10,842
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	5,318	5,046
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.034%	10/20/2041	7,356	6,716
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	2,514	2,523
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	4,140	4,145
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	4,470	4,574
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2038	500	469
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	1,415	1,117
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	1,460	1,123
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	1,125	835
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2042	1,050	757
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2043	12,000	10,491
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.250%	8/1/2055	20,000	19,900
					185,660
New Jersey (2.2%)
	Atlantic City NJ GO	5.000%	12/1/2025	1,135	1,134
	Atlantic City NJ GO	5.000%	12/1/2026	365	363
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	275	258
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2038	5,185	5,319
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2039	2,120	2,062
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/2039	2,000	1,847
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/2044	2,000	1,781
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/2043	4,925	4,927
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/2040	1,870	1,805
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	500	502
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2035	1,000	976
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	1,150	1,089
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	500	484
[1,3]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2040	2,949	2,036
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	2,870	2,381
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	3,500	3,129
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2048	7,000	6,190
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2050	1,175	1,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Co. Project)	4.000%	8/1/2059	4,200	3,335
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	2,080	2,129
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2046	4,100	3,318
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,059
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,000	3,146
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,000	3,121
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,000	3,096
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	16,240	13,090
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/2028	880	881
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2030	6,060	5,869
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2031	6,685	6,487
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2033	7,580	7,355
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/2040	3,455	3,174
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	3,670	3,672
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	3,305	3,423
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	5,700	3,302
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	4,595	4,433
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	6,165	5,818
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,250	687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	8,285	7,700
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	950	968
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	5,285	4,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	2,095	998
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	4,000	3,619
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	4,000	3,615
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	2,660	2,718
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	2,090	2,122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	16,125	13,860
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	8,210	8,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	21,120	17,806
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	6,685	6,806
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/2028	875	947
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2037	3,790	3,635
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	1,500	1,416
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	2,000	1,833
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	6,000	5,191
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	740	801
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2040	21,000	19,265
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	7,250	6,842
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	4,000	4,157
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	20,465	20,951
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	4,035	3,472
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	3,880	3,945
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	1,780	1,510
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	9,410	9,532
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	1,250	866
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	5,000	2,712
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	14,875	7,546
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	1,590	932
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	2,300	1,264
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	1,015	1,042
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	17,485	17,918
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	8,525	8,781
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	3,190	3,463
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2037	1,370	1,385
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	11,550	11,514
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	8,485	7,034
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	1,300	1,318
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	2,225	2,144
					339,421
New Mexico (0.2%)
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	1,000	1,017
	New Mexico Educational Assistance Foundation Student Loan Revenue	5.000%	9/1/2025	3,100	3,104
	New Mexico Educational Assistance Foundation Student Loan Revenue	5.000%	9/1/2028	1,525	1,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	18,530	19,665
					25,375
New York (11.1%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2027	4,000	4,083
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	3,810	3,890
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	1,000	718
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2037	1,000	868
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	2,500	2,424
[1]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2062	2,250	2,084
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2041	2,485	2,056
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	2,840	2,039
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/2043	525	505
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/2063	2,750	2,571
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2028	4,035	4,047
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2031	4,425	4,431
	Build NYC Resource Corp. Port, Airport & Marina Revenue	5.500%	7/1/2050	4,000	3,961
	Build NYC Resource Corp. Port, Airport & Marina Revenue	5.500%	7/1/2055	3,000	2,947
[1]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/2051	7,000	6,049
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2040	1,380	1,391
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	7,070	6,863
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2051	15,600	14,679
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	4,875	4,037
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	3,035	2,508
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	11,965	9,888
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,640	2,659
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	3,000	3,037
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	4,100	3,494
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	6,385	5,426
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	2,295	2,306
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	6,000	4,906
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	2,000	1,759
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	4,000	2,772
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	2,000	1,238
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2033	955	969
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2035	850	858
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2036	670	675
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2050	7,500	7,503
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	2,735	2,335
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,000	2,000
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	7,740	7,729
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	5,530	4,660
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	11,185	10,003
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	13,915	12,444
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	6,000	5,246
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,230	14,340
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	6,030	6,088
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	7,365	6,433
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	5,495	4,816
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	8,500	8,533
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	6,170	6,329
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	4,000	3,448
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	2,230	2,222
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	16,450	14,010
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	8,760	7,457
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,000	1,695
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	4,345	4,415
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	4,820	4,791
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10,000	9,751
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	2,205	2,150
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	3,500	2,914
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,500	8,667
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,965	9,177
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	6,095	4,995
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	16,620	16,744
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	6,500	5,328
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,000	4,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	6,640	5,360
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	2,710	2,721
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Highland Hospital of Rochester Project)	3.000%	7/1/2050	5,000	3,402
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2038	1,740	1,621
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2039	3,010	2,758
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	11,165	9,354
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,500	1,501
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/2031	210	216
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	6,500	5,591
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	5,000	5,009
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	1,000	1,011
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	625	545
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	5,000	3,583
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	3,000	2,273
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	2,500	2,077
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	8,250	5,663
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	9,020	6,086
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	10,000	7,997
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	5,000	4,522
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	3,500	2,702
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,075	2,106
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,450	2,354
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,325
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	6,090	6,217
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	5,000	4,321
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,000	10,271
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,115	2,162
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	4,935	5,032
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	7,740	7,852
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	9,525	7,541
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,545	3,601
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,850	2,873
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	1,685	1,164
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,250	862
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,460	3,846
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	7,750	5,205
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,925	1,635
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2047	5,000	5,216
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2048	1,805	1,861
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	11/1/2048	2,500	2,585
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2050	5,985	6,032
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2050	9,180	9,255
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2050	1,625	1,662
[6]	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2050	1,850	1,950
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2050	5,000	5,041
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	5/1/2051	6,000	5,064
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2052	5,655	5,676
[6]	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2052	5,755	5,934
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/2053	7,775	7,982
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2053	4,175	4,335
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2053	5,000	5,018
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2055	3,395	3,490
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	3,500	1,639
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2041	5,000	2,184
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2045	5,000	1,622
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2049	3,740	1,044
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	19,525	20,349
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	4,265	3,226
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	3,925	2,745
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	5,730	3,928
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	1,665	1,227
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	5,135	5,812
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	6,855	6,336
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	10,880	9,995
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	27,520	25,093
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,480	1,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	8,970	6,177
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	7,500	5,421
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	32,820	21,861
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	9,855	6,595
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	9,500	6,469
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	4/1/2033	710	713
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	10/1/2033	1,460	1,460
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	4/1/2034	755	751
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/2034	1,555	1,540
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/2035	810	806
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2035	830	822
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/2036	475	454
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2036	585	555
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	4,185	4,344
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	2,060	2,030
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	955	956
	New York NY GO	4.000%	3/1/2040	7,000	6,562
	New York NY GO	5.000%	4/1/2043	6,720	6,767
	New York NY GO	4.000%	9/1/2046	2,400	2,102
	New York NY GO	4.000%	3/1/2047	5,000	4,330
	New York NY GO	5.000%	9/1/2047	6,465	6,503
	New York NY GO	5.000%	9/1/2048	5,530	5,555
	New York NY GO	5.250%	2/1/2050	2,140	2,190
	New York NY GO	4.000%	3/1/2050	4,000	3,393
	New York NY GO	4.000%	9/1/2052	5,000	4,219
	New York NY GO	5.250%	2/1/2053	10,670	10,894
	New York NY GO	5.250%	4/1/2054	7,560	7,695
	New York NY GO	5.000%	8/1/2054	5,735	5,738
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	4,010	3,522
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	5,000	4,178
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,553
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,000	1,056
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2035	1,000	1,048
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	200	177
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	10,000	11,179
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	200	161
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	3,500	3,712
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	3,000	3,159
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	1,000	1,045
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	4,910	4,863
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	3,500	3,345
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	2,365	2,461
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	6,725	5,279
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	3,915	3,917
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	1,235	1,174
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	19,590	19,933
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	3,750	3,666
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,895	1,926
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,900	1,924
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	3,250	3,018
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,135	1,160
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,100	1,112
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	1,260	1,277
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	2,000	1,709
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2047	1,000	1,017
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2049	5,735	5,678
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,990	3,138
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2052	15,000	14,678
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	7,340	5,938
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	1,385	1,422
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	18,570	19,018
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	5,000	4,115
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	12,470	9,775
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	1,150	1,189
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,265	1,299
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	1,230	1,258
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	5,000	4,307
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,000	855
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2049	9,990	6,970
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	10,000	6,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	6,250	6,287
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	25	26
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	7,145	7,275
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2042	2,890	2,236
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	10,250	8,823
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2040	2,039	1,618
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2041	1,602	1,242
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10,000	10,108
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	13,575	13,713
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	2,580	2,157
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	12,175	12,274
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2028	5	5
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/2025	3,000	2,993
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	4,500	2,846
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/2056	3,125	1,966
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	7,500	7,503
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	6,000	6,008
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	4,125	2,878
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	14,725	12,389
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	5,275	4,372
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	6,195	5,289
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	10,000	10,060
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	10,000	10,028
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	2,875	2,009
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	5,095	3,489
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	2,000	1,709
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2059	5,000	4,145
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/2026	980	966
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/2031	2,150	2,196
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/2031	1,250	1,086
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/2033	8,610	8,739
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/2034	5,000	5,063
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2034	1,265	1,229
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/2035	10,100	10,221
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/2036	2,000	1,858
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/2040	10,000	9,829
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2041	4,880	4,262
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/2045	12,700	11,015
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2046	775	644
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/2053	19,300	15,133
[4]	New York Transportation Development Corp. Industrial Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,025	910
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	4/1/2035	7,490	8,111
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2038	2,000	2,064
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2039	1,000	1,029
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/2040	21,000	21,538
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2040	1,850	1,877
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2040	875	895
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2041	2,500	2,516
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2041	850	864
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2041	1,400	1,504
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2041	2,060	1,825
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2042	2,400	2,556
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2043	2,000	1,992
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2044	5,000	4,936
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2044	2,875	3,027
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2049	8,000	7,662
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2054	23,500	23,869
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	12/31/2054	10,000	9,791
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2059	22,000	22,542
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	6/30/2060	17,220	16,367
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2060	55,000	53,311
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/2060	35,000	33,817
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2031	800	847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2031	10,000	10,843
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2033	850	885
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2033	6,305	6,668
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2034	800	828
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2034	6,000	6,274
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2035	4,945	5,121
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	635	647
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	5,500	5,637
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	750	759
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	7,500	7,622
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2038	1,560	1,401
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	4,440	4,579
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	3,945	3,975
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2039	680	599
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2039	3,000	3,010
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	480	417
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	1,720	1,582
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2040	2,500	2,494
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	500	430
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	1,955	1,765
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2041	2,000	1,974
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	500	422
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	3,280	2,894
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	5,500	4,649
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2042	2,500	2,445
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/2052	4,455	3,665
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,435	3,416
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	640	596
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	705	743
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2036	1,000	1,051
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	1,625	1,599
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2036	2,000	2,097
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2037	1,130	1,173
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	3,250	3,163
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	2,000	1,956
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	2,650	2,745
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2038	1,750	1,798
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	4,000	4,125
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2038	2,510	2,587
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	1,000	936
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	3,000	3,073
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	2,400	2,448
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	3,620	3,294
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	1,000	901
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	4,500	4,560
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/2052	13,750	14,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	3,900	3,937
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,002
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/2034	4,000	4,140
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	6.000%	12/1/2053	8,500	8,646
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	2,000	1,637
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	3,750	3,277
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2030	2,750	2,154
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2031	1,000	772
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2032	2,370	1,808
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	550	536
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	500	481
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	2,000	2,079
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	15,470	15,780
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	13,335	11,061
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	7,720	7,961
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	3,500	2,399
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	2,250	1,918
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	7,500	6,453
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,000	6,131
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	5,000	5,020
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	8,605	8,810
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	7,160	7,329
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	16,675	17,298
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	8,000	6,873
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	3,000	2,594
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	5,000	5,065
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	4,000	3,284
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	27,500	27,975
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	12,970	13,165
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	10,000	10,130
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	2,940	2,644
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2036	7,050	7,067
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	2,225	2,122
[1]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/2046	8,195	8,529
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	1,010	848
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	5,960	6,200
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	10,430	8,033
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	972	877
					1,721,679
North Carolina (0.6%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2046	1,000	712
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	3,310	3,257
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	700	732
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	1,400	1,450
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2039	1,800	1,849
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2040	1,625	1,655
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	2,500	2,484
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,940	1,910
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	10,000	10,309
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue	4.200%	5/1/2034	1,000	997
	Fuquay-Varina NC Combined Utilities Water Revenue	4.000%	2/1/2049	5,340	4,659
[4]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2039	1,395	1,455
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,481	2,407
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,901
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	975	1,028
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	500	527
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	1,850	1,863
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	4,510	4,820
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	430	430
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/2033	1,500	1,400
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/2034	1,475	1,349
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,510	2,596
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2044	1,025	1,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2054	1,765	1,641
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2026	1,820	1,823
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2030	3,000	3,003
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	12,000	11,946
	Rowan County NC Appropriations Revenue	4.000%	4/1/2041	2,220	2,077
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2046	9,250	6,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	3,525	2,409
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2043	1,970	1,749
					90,158
North Dakota (0.3%)
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	2,000	1,419
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2051	9,000	5,929
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	1,210	933
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	3,085	2,496
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2053	13,225	12,869
	Horace ND GO	4.750%	5/1/2044	750	697
	Horace ND GO	5.000%	5/1/2050	1,750	1,630
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	4,705	4,688
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,000	5,710
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2043	5,000	4,629
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2053	1,050	933
					41,933
Ohio (2.5%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	200	201
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,100	1,102
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	200	200
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	740	733
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	2,000	1,953
[2]	Brunswick City School District GO	5.500%	12/1/2060	3,910	4,015
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,021
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,400	1,291
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	7,425	6,752
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/2048	1,035	692
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	36,305	29,310
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	122,245	99,300
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2047	3,195	2,746
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2050	2,500	2,115
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,700	5,746
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	7,463	7,121
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	2,500	2,556
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	2,500	2,533
[1]	Cleveland-Cuyahoga County Port Authority Tax Increment/Allocation Revenue (Flats East Bank Project)	4.000%	12/1/2055	2,150	1,607
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,245	2,231
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	3,800	3,702
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2042	3,000	3,082
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2043	3,000	3,062
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2044	4,000	4,057
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	2,000	2,040
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.500%	1/1/2055	13,200	13,458
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2035	500	522
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2036	450	467
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2037	435	450
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2038	700	722
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2039	705	723
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/2037	3,040	2,982
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/2038	1,610	1,541
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/2039	1,665	1,566
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2040	4,000	3,808
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,785	2,554
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2055	8,700	7,374
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2032	1,795	1,738
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2036	2,025	1,799
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,065
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,445	2,527
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,050	2,994
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	5,000	3,913
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2050	28,240	25,952
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	2,745	2,654
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	1,500	1,503
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2037	1,000	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kenton City School District GO	4.000%	11/1/2058	4,655	3,840
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	1,795	1,900
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	20,850	19,599
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,000	1,068
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	750	804
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,049
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	800	834
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,000	1,041
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	7,600	6,655
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	3,450	2,803
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	5,840	5,020
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	4,975	3,283
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,145	1,773
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,665	2,190
[1]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/2038	14,180	13,476
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2037	3,440	3,290
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	1,310	1,158
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,490	1,290
[2]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	2,445	1,828
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	2,500	1,935
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	6,000	4,447
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2050	1,630	1,226
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	4.000%	11/1/2049	1,045	736
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2043	1,710	1,694
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	3,245	3,133
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	1,160	1,131
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	7,370	8,122
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	5,040	5,580
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	6,000	5,240
	Ohio University College & University Revenue	5.250%	12/1/2054	1,445	1,470
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	2,855	2,709
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/2026	3,680	3,628
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	1,950	1,975
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	2,695	2,772
					389,184
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	1,000	979
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,900	1,830
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,000	951
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	3.250%	9/1/2039	555	387
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	4,895	3,970
	Oklahoma County Finance Authority Revenue	5.875%	12/1/2047	10,676	6,606
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2038	1,085	1,090
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/2043	10,750	10,511
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2044	1,000	961
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/2048	10,000	9,331
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2057	5,070	4,769
[6]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	3,555	3,707
[4]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/2055	2,000	1,795
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2028	540	549
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2029	400	407
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2031	1,870	1,895
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2032	500	506
	Tulsa OK Municipal Airport Trust Trustees Industrial Revenue	6.250%	12/1/2035	8,815	9,733
	Tulsa OK Municipal Airport Trust Trustees Industrial Revenue	6.250%	12/1/2040	4,500	4,870
					64,847
Oregon (0.9%)
	Forest Grove OR College & University Revenue	4.000%	5/1/2040	1,590	1,355
	Gilliam County OR Resource Recovery Revenue (Waste Management Inc.) PUT	4.250%	7/2/2029	8,750	8,795
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2050	5,305	4,321
	Oregon (Article XI-G Project) GO	5.000%	8/1/2046	1,000	1,027
	Oregon (Article XI-G Project) GO	5.000%	8/1/2049	1,000	1,019
	Oregon (Article Xi-Q-State Project) GO	5.250%	5/1/2050	4,000	4,163
	Oregon GO (Article XI-G Projects)	5.000%	8/1/2045	1,000	1,031
	Oregon GO (Article XI-G Projects)	5.000%	8/1/2047	2,250	2,302
	Oregon GO (Article XI-G Projects)	5.000%	8/1/2048	2,000	2,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon GO (Article XI-G Projects)	5.000%	8/1/2050	1,030	1,047
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	2,580	1,729
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2040	465	464
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	1,810	1,831
[1]	Oregon State Facilities Authority Charter School Aid Revenue	5.625%	6/15/2055	810	767
[1]	Oregon State Facilities Authority Charter School Aid Revenue	6.000%	6/15/2065	1,225	1,206
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	7,500	5,704
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	4,375	4,372
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	4,010	3,286
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2052	8,735	8,610
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	6,345	6,244
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	16,595	15,873
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	2,000	2,091
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	4,050	4,194
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2047	30,000	25,365
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/2048	5,000	5,120
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	2,000	2,011
	Redmond OR GO (Airport Expansion Projects)	5.500%	6/1/2052	5,000	5,138
	Tualatin Valley Water District Water Revenue	5.000%	6/1/2054	3,655	3,680
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2047	1,625	1,538
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2052	2,375	2,222
[2]	University of Oregon College & University Revenue	3.500%	4/1/2052	8,370	6,414
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2045	9,025	2,996
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	2,885	2,402
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2056	2,945	2,269
					142,627
Pennsylvania (5.2%)
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	3,500	3,363
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2036	5,700	5,531
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2037	5,750	5,512
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2041	5,255	4,721
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	3,140	3,028
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	7,000	6,625
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	4,685	4,445
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2038	4,510	4,204
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	520	548
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	7,500	7,813
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2055	590	582
[1]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2059	1,415	1,230
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (Waterfront-30E. Allen Street Project)	6.000%	5/1/2042	2,500	2,430
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	5,125	5,162
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/2042	7,165	7,320
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,250	1,276
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	5,100	5,065
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Waterfront-30E. Allen Street Project)	5.250%	5/1/2042	1,000	958
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/2029	800	774
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2039	1,680	1,504
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2049	1,515	1,211
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2040	1,000	813
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2041	500	399
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2042	1,500	1,317
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2047	2,500	2,122
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2052	2,000	1,641
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	5,260	3,486
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	1,585	1,207
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2054	5,260	4,739
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/2041	2,630	2,425
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	12,000	9,813
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	605	495
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/2051	1,400	865
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.000%	12/1/2051	4,105	3,100
[1]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2064	1,005	772
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	5,695	4,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/2028	100	100
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/2038	925	892
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/2048	760	681
[2]	Coatesville School District GO	0.000%	10/1/2033	775	545
[2]	Coatesville School District GO	0.000%	10/1/2037	2,050	1,120
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	8,250	8,516
[4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	4,625	4,319
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	14,295	11,533
[2]	Cumberland Valley School District GO	5.000%	12/1/2053	1,350	1,351
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	3,775	2,654
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/2053	4,415	3,186
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/2029	1,200	1,118
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,015	1,071
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	2,000	2,109
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	3,360	2,907
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	650	662
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	375	382
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/2029	295	307
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2029	465	501
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	3,000	2,169
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2051	5,000	3,586
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2029	130	131
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2038	1,000	932
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2039	385	355
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2048	1,400	1,166
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2049	1,600	1,320
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2054	2,950	2,368
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2050	15,810	13,038
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2054	1,000	851
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2040	6,000	5,488
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2051	7,425	7,144
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	350	380
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2035	235	255
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2051	3,000	2,586
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	2,175	1,895
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	11,135	8,622
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	10,330	10,045
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	10,515	8,575
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2040	2,000	1,817
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	2,505	2,357
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,765	3,822
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,800	2,804
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	5,000	3,903
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2057	22,170	21,043
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2035	2,000	1,954
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2039	2,545	2,347
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	8,160	6,695
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	5,000	4,715
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/2050	10,120	8,734
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,500	2,355
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	1,700	1,387
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	1,600	1,355
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	15,100	12,520
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	10,000	8,166
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2037	765	737
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2037	5,350	5,617
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2038	3,350	3,484
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2041	5,500	5,617
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/2048	8,000	8,073
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.250%	6/30/2053	10,000	9,414
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/2061	21,500	22,023
[4]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/2062	5,000	5,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2037	1,070	1,097
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2039	1,190	1,175
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2041	1,315	1,259
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,006
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	5,000	5,035
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	500	474
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2040	3,820	3,471
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2042	5,000	4,430
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2042	5,500	4,874
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2043	2,765	2,771
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,875	2,508
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	1,885	1,855
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2045	12,865	11,139
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	9,900	7,019
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,970	2,489
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	5,670	5,446
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2050	11,935	9,941
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2051	12,730	10,417
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	3,630	2,952
[1]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	5.450%	3/27/2035	2,000	2,030
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2029	1,550	1,631
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2030	425	446
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2030	2,365	2,496
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/2041	2,865	2,551
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/2042	2,080	1,832
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	4,670	4,145
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	10,400	9,092
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/2054	9,510	8,044
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	10,975	10,468
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	15,300	15,618
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	4,010	4,191
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/2039	1,075	1,075
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	2,750	2,914
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,325	4,703
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	4,715	5,113
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	3,885	4,266
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	5,880	6,499
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	2,035	2,166
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2036	1,500	1,491
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	1,650	1,617
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	8,110	8,394
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	6,575	6,914
	Pennsylvania Turnpike Commission Highway Revenue	5.125%	12/1/2039	8,300	8,596
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,815	5,032
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,885	4,032
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,350	2,599
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	3,000	2,613
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	10,170	8,647
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,500	2,126
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	1,150	1,144
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	1,495	1,514
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	10,000	9,968
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	8,975	7,374
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,000	2,013
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,155	2,151
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	8,525	6,960
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	8,475	7,029
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	9,255	7,556
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	6,675	5,391
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2039	1,500	1,449
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	4,145	4,231
[1]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/2038	1,520	1,482
[1]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/2043	2,000	1,895
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2039	2,760	2,569
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2049	3,230	2,776
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2039	1,600	1,475
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2050	1,750	1,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2041	950	792
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2051	640	473
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2056	700	501
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2040	815	771
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,500	1,318
	Philadelphia IDA College & University Revenue	4.000%	11/1/2035	2,000	1,929
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,625	1,539
	Philadelphia IDA College & University Revenue	4.000%	11/1/2037	1,585	1,469
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	1,265	1,149
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	3,000	2,523
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	1,190	1,255
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2047	3,845	3,851
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	4,180	4,174
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	10,000	10,122
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	14,000	11,852
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	2,800	2,678
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,000	969
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,550	1,464
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	1,925
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2040	1,695	1,605
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2040	9,000	9,274
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	20,935	21,389
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	2,015	2,087
[1]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	2,000	1,956
	School District of Philadelphia GO	5.250%	9/1/2042	14,860	15,422
	School District of Philadelphia GO	5.250%	9/1/2042	2,540	2,634
	School District of Philadelphia GO	5.500%	9/1/2048	5,410	5,552
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	1,000	1,001
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,500	1,481
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	1,000	918
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	35,000	34,158
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/2042	1,600	1,268
					810,818
Puerto Rico (2.7%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	7,558	7,790
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	26,261	27,801
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	36,025	39,109
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	27,150	18,814
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	44,561	43,452
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	18,305	17,457
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	6,516	6,136
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	15,934	13,883
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,045	1,078
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	5,095	5,298
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	2,280	2,384
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	4,540	4,737
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,600	2,713
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,875	10,343
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	8,950	9,183
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	257
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	11,150	11,482
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	5,180	4,469
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,500	2,157
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	10,560	9,110
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2047	250	201
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2047	3,230	2,602
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2047	5,000	4,705
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,090	1,150
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	425	442
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	140	130
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	45	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	40	35
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	135	117
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	150	127
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	5,723	5,361
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	19,238	16,742
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,000	872
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	8,900	7,088
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	6,468	4,678
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	108,431	100,819
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	13,254	12,324
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,753	1,630
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	28,335	8,764
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	3,521	3,022
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/2058	6,000	5,483
					414,113
Rhode Island (0.2%)
[4]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2040	1,100	1,175
[4]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2044	1,000	1,034
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/2034	1,330	1,319
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/2035	1,685	1,663
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/2036	1,000	977
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/2054	6,855	6,605
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/2028	800	837
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/2030	1,900	2,008
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/2039	3,675	3,200
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,530	4,534
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2030	4,000	4,003
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/2045	1,925	1,862
					29,217
South Carolina (1.9%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/2049	1,500	1,248
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2049	4,000	4,019
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	2,525	2,530
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	229
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	267
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2054	5,465	5,484
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	1,700	1,658
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2044	6,000	6,015
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	6,945	7,465
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	4,890	5,169
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2046	3,750	3,279
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2051	3,050	2,584
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2064	23,730	23,239
	Saluda County SC School District No. 1 GO	4.000%	3/1/2049	2,015	1,725
[6]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.750%	6/1/2060	6,000	5,803
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2046	7,475	5,190
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2056	6,600	4,244
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.500%	9/1/2045	1,310	1,278
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.625%	9/1/2050	1,165	1,126
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.750%	9/1/2055	1,900	1,849
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	5,000	5,005
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	5,960	5,350
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,155	1,205
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	6,325	6,498
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	4,665	4,768
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	1,305	1,343
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/2044	2,875	2,802
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2044	7,500	6,568
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2046	9,815	9,711
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/2048	5,250	4,743
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2048	2,840	2,457
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2048	2,940	3,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2050	10,000	10,304
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2053	12,500	12,749
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	11,065	11,377
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	11/15/2054	6,875	6,869
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/2052	10,500	8,929
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	1,170	1,128
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	2,445	2,376
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	1,905	1,803
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	15	16
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2033	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	20	21
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	15	14
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	5,860	5,438
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	20	19
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	5	5
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	40	37
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	45	46
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	2,245	2,271
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2046	8,860	7,586
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	3,295	3,289
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	3,500	2,966
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2049	3,505	2,923
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	5,855	5,740
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	6,050	4,988
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	26,700	21,888
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	3,340	2,850
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	405	346
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	10,550	10,609
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	555	570
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	4,100	3,324
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	5,000	4,207
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/2032	85	80
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/2035	295	263
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/2035	25	23
	South Carolina Public Service Authority Nuclear Revenue	3.000%	12/1/2036	50	42
	South Carolina Public Service Authority Nuclear Revenue	3.625%	12/1/2037	10	9
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	280	280
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	45	45
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/2040	100	83
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2048	5,680	5,605
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	4,375	4,420
[4]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	3,435	3,417
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	9,370	9,192
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	3,015	3,255
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2043	1,775	1,530
					300,839
South Dakota (0.1%)
	Lincoln County SD College & University Revenue	4.000%	8/1/2056	3,040	2,214
	Lincoln County SD College & University Revenue	4.000%	8/1/2061	2,650	1,879
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	11,275	9,725
					13,818
Tennessee (0.9%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	1,000	964
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,000	931
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2049	3,560	3,557
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2054	15,955	15,877
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2049	6,655	6,516
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/2054	6,700	6,824
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,000	2,005
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	5,000	4,083
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2054	1,275	1,298
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	1,840	1,868
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/2054	6,540	5,491
[4]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2049	2,515	2,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2034	1,210	1,239
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2039	2,400	2,403
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	3,350	3,356
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2048	1,800	1,668
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2053	5,350	5,303
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	2,450	2,348
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	4.000%	5/1/2046	2,590	2,203
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/2043	3,110	1,199
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/2052	9,000	9,176
	Pigeon Forge TN GO	4.000%	6/1/2052	1,295	1,095
[1]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.250%	6/1/2056	2,105	1,897
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	15,420	15,950
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	10,995	11,578
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	3,680	3,835
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	3,745	3,816
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	14,555	14,997
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/2025	7,410	7,419
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	3,110	3,253
					144,692
Texas (6.4%)
	Amarillo TX Drainage Utility Water Revenue	4.000%	8/15/2045	1,420	1,216
[1,3]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/2045	2,500	248
[3]	Angelina & Neches River Authority Revenue (Jefferson Enterprise Energy LLC Project)	7.500%	12/1/2045	1,450	144
[14]	Anna Independent School District GO	4.000%	8/15/2050	2,165	1,829
[1]	Anna TX Special Assessment Revenue	7.000%	9/15/2042	4,072	4,288
[1]	Anna TX Special Assessment Revenue	7.375%	9/15/2052	6,000	6,384
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/2056	2,500	1,720
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/2062	3,560	3,397
[1]	Aubrey TX Special Assessment Revenue	5.375%	12/31/2045	605	561
[1]	Aubrey TX Special Assessment Revenue	6.000%	9/1/2053	1,249	1,212
[1]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	1,100	1,012
	Austin Affordable Pfc Inc.	4.450%	3/1/2043	1,150	1,080
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2028	1,200	1,213
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2029	1,175	1,188
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2030	1,025	1,035
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2031	1,200	1,210
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	2,000	2,124
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2035	1,750	1,843
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	2,500	2,599
[1]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	1,223	1,137
[1]	Buda TX Special Assessment Revenue	6.750%	9/1/2055	3,900	3,646
[1]	Caddo Mills TX Special Assessment Revenue	6.350%	9/15/2055	4,140	4,098
	Celina TX GO	4.125%	9/1/2048	3,000	2,604
[1]	Celina TX Special Assessment Revenue	3.500%	9/1/2042	1,038	801
[1]	Celina TX Special Assessment Revenue	4.000%	9/1/2051	2,360	1,754
[1]	Celina TX Special Assessment Revenue	6.750%	9/1/2053	1,718	1,653
[1]	Celina TX Special Assessment Revenue	5.625%	9/1/2055	600	565
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2032	4,090	3,260
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2033	3,000	2,277
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	1,500	1,518
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	1,650	1,640
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2041	800	742
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	20,755	18,441
[2]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	4,740	3,534
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	1,000	853
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	4,400	3,745
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	2,180	2,265
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	1,675	1,724
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	1,930	1,972
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/2048	9,300	9,312
	Colony TX GO	4.000%	8/15/2043	3,060	2,764
[14]	Commerce Independent School District GO	3.000%	8/15/2048	3,370	2,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/2031	500	438
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/2050	1,250	911
[1]	Crandall TX Special Assessment Revenue	4.125%	9/15/2026	100	100
[1]	Crandall TX Special Assessment Revenue	4.000%	9/15/2031	200	197
[1]	Crandall TX Special Assessment Revenue	4.750%	9/15/2031	300	300
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/2041	1,925	1,695
[1]	Crandall TX Special Assessment Revenue	5.000%	9/15/2041	250	231
[1]	Crandall TX Special Assessment Revenue	5.250%	9/15/2051	750	685
[1]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	595	556
	Dallas Housing Finance Corp.	4.350%	10/1/2041	1,275	1,230
	Dallas TX GO	4.000%	2/15/2040	6,250	5,871
	Dallas TX GO	4.000%	2/15/2041	3,125	2,899
[1]	Decatur TX Special Assessment Revenue	5.750%	9/15/2055	1,100	1,029
[1]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	1,240	1,240
[1]	Denton County TX Special Assessment Revenue	5.625%	12/31/2055	2,115	2,120
[1]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	3,353	3,355
[14,15]	Denton Independent School District GO	5.000%	8/15/2053	17,595	17,628
[1]	Dorchester TX Special Assessment Revenue	6.000%	9/15/2044	1,000	922
[1]	Dorchester TX Special Assessment Revenue	6.250%	9/15/2054	1,470	1,334
[4]	El Paso County Hospital District GO	5.000%	8/15/2042	2,600	2,659
[4]	El Paso County Hospital District GO	5.000%	8/15/2043	1,500	1,524
[4]	El Paso County Hospital District GO	5.500%	2/15/2055	5,935	6,104
[2]	El Paso County Hospital District Health, Hospital, Nursing Home Revenue	4.125%	2/15/2049	1,000	870
[1]	Fate TX Special Assessment Revenue	5.375%	8/15/2044	548	516
[1]	Fate TX Special Assessment Revenue	5.750%	8/15/2054	1,121	1,067
	Forney Independent School District GO	0.000%	8/15/2037	325	190
	Forney Independent School District GO	0.000%	8/15/2038	1,400	767
	Fort Worth TX Water & Sewer System Water Revenue	4.125%	2/15/2047	4,000	3,545
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2029	450	472
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2030	750	791
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2031	1,500	1,578
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2038	925	951
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2039	750	765
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2040	900	930
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2041	1,200	1,234
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2042	1,350	1,383
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2043	900	918
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2044	850	861
[14]	Georgetown Independent School District GO	3.000%	8/15/2040	4,500	3,687
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	7/1/2052	1,000	830
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/2038	2,500	2,197
	Harris County Hospital District GO	5.000%	2/15/2055	15,000	14,741
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	16,935	16,707
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	5,000	4,144
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	10,000	10,317
[14]	Hays Consolidated Independent School District GO	3.000%	2/15/2039	1,750	1,475
[14]	Hays Consolidated Independent School District GO	3.000%	2/15/2040	2,000	1,633
[14]	Hays Consolidated Independent School District GO	3.000%	2/15/2041	1,350	1,077
	Hays County TX Special Assessment Revenue	7.000%	9/15/2045	3,650	3,650
[1]	Hays County TX Special Assessment Revenue	4.000%	9/15/2050	975	748
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	2,100	1,989
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	842
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2047	6,205	1,724
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2048	6,360	1,650
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2052	5,000	1,079
	Houston TX Airport System Industrial Revenue	4.000%	7/15/2041	15,000	12,874
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2034	1,000	1,042
	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/15/2034	9,940	10,325
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,500	1,470
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,515	1,491
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/15/2035	10,000	10,569
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2036	2,130	2,052
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2036	1,500	1,445
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	3,850	4,038
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2037	3,375	3,228
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2037	1,775	1,698
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	2,000	2,079
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2038	2,000	1,890
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2038	1,500	1,417
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	2,000	2,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/2039	2,700	2,825
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/15/2039	10,500	10,783
[6]	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/1/2043	3,000	3,151
[6]	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/1/2044	3,120	3,258
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2046	7,840	6,627
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/2053	13,000	12,980
	Houston TX GO	4.125%	3/1/2051	3,635	3,118
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	5,460	5,269
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	6,155	5,843
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	4,200	3,570
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2043	1,500	1,386
[1]	Justin TX Special Assessment Revenue	4.000%	9/1/2051	975	750
[1]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/2042	1,152	1,132
[1]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/2052	2,004	1,952
	Lamar Consolidated Independent School District GO	4.250%	2/15/2053	3,275	2,895
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2054	2,165	1,781
[1]	Lavon TX Special Assessment Revenue	4.000%	9/15/2042	1,250	1,046
[1]	Lavon TX Special Assessment Revenue	4.375%	9/15/2042	535	470
[1]	Lavon TX Special Assessment Revenue	4.125%	9/15/2052	3,000	2,303
[1]	Lavon TX Special Assessment Revenue	4.500%	9/15/2052	1,000	830
[1]	Lavon TX Special Assessment Revenue	5.375%	9/15/2052	400	376
[1]	Lavon TX Special Assessment Revenue	5.500%	9/15/2054	750	713
[14]	Liberty Hill Independent School District GO	4.000%	2/1/2048	7,500	6,482
[1]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/2042	1,000	772
[1]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/2042	446	369
[1]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/2052	2,350	1,762
[1]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/2052	705	559
[1]	Little Elm TX Special Assessment Revenue	6.875%	9/1/2052	2,139	2,176
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2037	7,080	7,036
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	3,080	2,893
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	7,015	7,040
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2047	6,720	6,958
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	10,000	10,068
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/2052	5,000	5,302
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	15,000	15,017
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	11,185	11,041
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	4,550	4,555
[1]	Lowry Crossing TX Special Assessment Revenue	5.750%	9/15/2045	465	462
[1]	Lowry Crossing TX Special Assessment Revenue	6.000%	9/15/2055	1,300	1,294
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	1,425	1,180
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2024	64	1
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	339	3
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2030	423	4
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	169	2
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2042	931	9
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,500	3,304
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/2043	3,000	2,975
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/2053	3,000	2,966
[14]	Midland Independent School District GO	4.000%	2/15/2040	1,255	1,198
[14]	Midland Independent School District GO	4.000%	2/15/2041	1,375	1,293
[14]	Midlothian Independent School District GO	3.000%	2/15/2045	4,000	2,896
[1]	Midlothian TX Special Assessment Revenue	5.250%	9/15/2042	1,000	965
[1]	Midlothian TX Special Assessment Revenue	6.000%	9/15/2042	644	624
[1]	Midlothian TX Special Assessment Revenue	5.375%	9/15/2052	1,900	1,760
[1]	Midlothian TX Special Assessment Revenue	6.125%	9/15/2052	1,000	964
	Mission Economic Development Corp. Industrial Revenue PUT	5.000%	6/1/2030	8,000	8,124
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/2037	8,440	7,937
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/2047	5,990	5,365
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/2040	2,500	2,201
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/2050	7,500	6,091
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/2027	1,645	1,646
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	3,750	3,568
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	2,500	2,340
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	9,690	8,673
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	16,760	14,728
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2036	4,605	4,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2046	4,750	3,614
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2051	4,750	3,468
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	3,630	3,572
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/2054	13,220	10,419
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	7.125%	7/1/2056	4,000	3,917
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	5.000%	1/1/2057	4,150	3,237
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living-Langford Project)	5.500%	11/15/2052	4,750	3,530
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/2052	1,000	932
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/2057	6,000	5,605
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/2049	2,010	1,753
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/2055	6,175	5,249
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.250%	1/1/2042	12,500	11,744
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.500%	1/1/2057	2,500	2,223
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/2050	590	455
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/2055	2,200	1,644
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	1,000	1,002
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2055	2,080	2,010
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	985	987
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	990	972
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/2041	276	231
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/2051	602	479
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/2041	1,500	1,372
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/2051	7,000	6,269
[2]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	1,795	1,599
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	5,000	3,466
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	3,000	1,972
[14]	Northside Independent School District GO	5.000%	8/15/2055	4,010	4,032
[2]	Pearland TX GO	5.000%	9/1/2048	1,150	1,165
[2]	Pearland TX GO	5.000%	9/1/2053	1,300	1,315
	Pflugerville Independent School District GO	4.000%	2/15/2045	5,000	4,406
[1]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/2042	524	507
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/2052	1,086	1,002
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/2052	1,000	922
[1]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/2055	1,300	1,306
[1]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/2055	1,500	1,508
[1]	Pilot Point TX Special Assessment Revenue (Mobberly Pub Area #2 Project)	6.000%	9/15/2052	2,110	2,046
[1]	Plano TX Special Assessment Revenue	4.000%	9/15/2051	3,650	2,764
[1]	Plano TX Special Assessment Revenue	4.375%	9/15/2051	913	697
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	4,525	4,561
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2034	1,000	1,037
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2035	1,000	1,031
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2036	1,040	1,065
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2037	1,090	1,110
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2038	1,145	1,159
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2039	1,205	1,211
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/2046	1,555	1,263
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/2051	1,685	1,319
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.000%	1/1/2039	2,000	1,868
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.125%	1/1/2044	2,000	1,806
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	3.000%	1/1/2050	1,725	1,055
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.250%	1/1/2054	1,000	880
[1]	Port of Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/2035	2,720	2,402
[1]	Princeton TX Special Assessment Revenue	5.000%	9/1/2044	600	555
[1]	Princeton TX Special Assessment Revenue	5.250%	9/1/2054	1,000	940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.250%	9/1/2043	1,000	961
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.500%	9/1/2053	1,315	1,255
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/2043	2,276	2,275
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/2053	2,672	2,635
[14]	Prosper Independent School District GO	5.250%	2/15/2055	4,500	4,635
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2029	10	10
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2025	1,000	1,000
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,465	1,376
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/2043	2,035	1,906
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	10,000	10,049
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	2,335	2,334
	San Marcos TX Special Assessment Revenue	5.625%	9/1/2050	900	860
[1]	Seagoville TX Special Assessment Revenue	6.000%	9/15/2044	2,000	1,898
[1]	Seagoville TX Special Assessment Revenue	6.250%	9/15/2054	2,052	1,923
[1]	Seagoville TX Special Assessment Revenue	7.000%	9/15/2054	3,338	3,177
[14]	Southwest Independent School District GO	4.000%	2/1/2053	5,000	4,179
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	2,000	2,006
[6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	4,200	4,401
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	9,230	7,310
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	12,600	10,713
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/2037	2,510	2,407
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/2045	3,585	3,122
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/2047	2,500	2,523
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/2052	3,500	3,526
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.000%	9/1/2044	6,240	5,530
	Texas GO	4.125%	8/1/2046	4,530	3,950
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2025	1,000	1,005
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	760	776
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	6,325	6,703
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	945	1,003
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	5,740	6,086
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	56,470	60,096
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	19,700	21,392
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	12,500	13,156
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	1,500	1,123
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	3,470	3,508
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	1,700	1,708
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	1,795	1,797
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	1,250	1,246
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	3,305	3,278
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	2,000	1,965
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	3,280	3,202
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	1,140	1,105
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	1,000	947
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2037	500	521
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	4,195	3,941
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2038	4,025	3,747
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2038	3,000	3,100
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	1,165	1,066
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2039	3,750	3,851
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	1,025	930
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2040	2,250	2,310
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2041	4,750	4,846
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2042	5,100	5,171
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2043	6,450	6,510
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/2058	19,000	19,020
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	5,685	5,930
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	2,420	2,497
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	1,900	1,765
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	1,280	1,169
	Texas State University System College & University Revenue	4.000%	3/15/2049	4,795	4,088
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	1,835	1,796
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2034	2,300	1,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2035	2,000	1,299
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2036	1,905	1,171
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2038	500	271
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	4,955	4,582
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	8,125	7,363
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	5,440	4,879
	Texas Water Development Board Water Revenue	4.125%	10/15/2047	2,485	2,244
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	1,255	1,059
	University of Houston College & University Revenue	5.000%	2/15/2056	835	828
	University of North Texas System College & University Revenue	5.000%	4/15/2050	2,000	2,022
[14]	Van Zandt County TX Edgewood Independent School District GO	4.000%	2/15/2053	6,710	5,642
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	4,500	3,735
[14]	Ysleta Independent School District GO	4.000%	8/15/2050	7,625	6,377
					1,002,729
Utah (1.7%)
[1]	Black Desert Public Infrastructure District GO	4.000%	3/1/2051	2,370	1,830
[1]	Black Desert Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2053	7,500	7,281
	Cottonwood Heights UT GO	5.000%	6/1/2055	4,135	4,149
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	7/15/2035	2,075	2,079
[4]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2055	3,500	3,639
[1]	Fields Estates Public Infrastructure District GO	6.125%	3/1/2055	750	722
[1]	Fields Estates Public Infrastructure District Special Assessment Revenue	5.250%	12/1/2053	2,750	2,524
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	3,900	4,078
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,680	3,807
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,360	3,456
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	2,145	2,196
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,000	1,992
	Iron County UT Sales Tax Revenue	5.000%	10/1/2059	3,515	3,507
	Iron County UT Sales Tax Revenue	5.000%	10/1/2064	5,570	5,556
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2051	1,995	1,667
[1]	Mida Cormont Public Infrastructure District GO	6.250%	6/1/2055	1,705	1,739
[1,5]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/29	0.000%	6/1/2055	5,981	4,866
[1]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/2050	5,500	4,378
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.750%	6/15/2044	2,000	1,968
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.125%	6/15/2054	4,000	3,664
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	6.000%	6/15/2054	5,910	5,883
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/2052	5,000	3,851
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	5,000	5,135
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2037	1,700	1,799
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	18,660	17,630
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	7,000	7,072
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2038	1,625	1,703
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	20,000	18,612
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2039	1,845	1,918
[6]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2042	6,250	6,408
[6]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2043	8,000	8,133
[6]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2044	16,105	16,293
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2048	16,435	16,375
[4]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	15,000	12,368
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	3,500	2,860
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2051	3,500	3,398
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	6,695	6,685
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/2049	3,000	3,065
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/2054	1,000	1,016
[1]	UIPA Crossroads Public Infrastructure District Tax Increment/Allocation Revenue	4.375%	6/1/2052	4,000	3,428
	University of Utah College & University Revenue	5.250%	8/1/2048	2,090	2,147
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	6,980	7,035
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	2,995	3,285
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,270	1,396
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	9,860	10,989
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,290	5,920
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,980	6,797
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	2,450	2,799
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	1,250	1,345
[1]	Verk Industrial Regional Public Infrastructure District Tax Increment/Allocation Revenue	6.625%	9/1/2047	1,755	1,780
[1]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	3,330	3,286
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/2054	5,000	5,107
[1]	Wood Ranch Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2053	1,125	1,085
					261,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2045	3,640	2,889
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2041	6,800	5,739
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2027	425	436
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2028	1,325	1,342
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2028	550	570
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2029	1,000	1,037
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2029	540	565
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/2031	315	315
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/2032	325	325
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/2036	1,535	1,467
					14,685
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2029	3,500	3,491
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2033	4,695	4,496
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2044	5,410	4,827
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	5,000	5,009
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2038	1,595	1,684
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2040	1,030	1,065
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2041	1,750	1,795
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2043	1,000	1,008
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2044	1,000	1,003
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/2042	4,000	3,782
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/2052	4,000	3,681
					31,841
Virginia (2.0%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/2032	245	284
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,970	4,931
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	5,270	5,206
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/2040	7,800	7,801
[1]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/2055	6,000	4,670
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2051	4,020	4,030
[7,11]	Freddie Mac Multifamily ML Certificates	4.156%	5/25/2041	9,907	9,356
[1,7]	Freddie Mac Multifamily ML Certificates	4.563%	4/25/2042	6,482	6,399
[7,11]	Freddie Mac Multifamily ML Certificates	2.990%	4/25/2043	7,879	6,773
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.414%	8/25/2040	6,924	6,921
[7]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.546%	10/25/2040	9,913	9,985
[7]	Freddie Mac Pool	3.600%	1/1/2041	7,400	6,657
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,135	2,634
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	6,510	4,879
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	5,340	5,288
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	1,510	1,516
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2050	6,015	4,391
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	750	749
[1]	Newport News IDA Revenue	5.330%	7/1/2045	17,000	16,162
[1]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/2045	2,300	2,150
	Prince William County Service Authority Water Revenue	5.000%	7/15/2055	5,690	5,795
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	1,986	1,964
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2045	7,690	5,482
	Sussex County IDA Resource Recovery Revenue	4.250%	6/1/2028	10,000	10,120
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	5,130	5,183
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2053	3,430	3,715
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2059	5,465	5,889
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2035	2,705	2,452
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2036	2,805	2,504
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2037	2,845	2,466
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2038	2,985	2,526
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	1,000	941
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2035	1,295	1,127
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2035	2,000	1,776
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2045	1,755	1,344
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2045	5,500	4,211
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/2036	1,300	1,242
	Virginia College Building Authority College & University Revenue (Regent University Project)	6.000%	6/1/2055	3,100	3,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	5,000	4,610
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	2,250	1,901
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	2,000	1,639
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	1,160	975
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	8,810	8,855
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	6,290	6,312
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	2,895	3,048
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2033	5,250	5,234
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2034	7,795	7,733
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2034	4,705	4,643
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/2034	5,820	6,043
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2035	220	216
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/2035	5,000	5,172
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2036	3,500	3,388
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2037	7,250	6,913
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/2037	2,175	2,216
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/2037	745	756
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2038	12,225	11,463
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2038	835	839
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2038	1,855	1,863
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2039	1,850	1,691
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2039	12,650	11,618
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2039	1,745	1,751
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2039	2,850	2,582
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2039	1,000	1,000
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2040	21,270	19,118
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2040	7,190	6,442
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/2041	3,995	3,035
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2041	1,415	1,243
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2041	1,215	1,064
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2042	1,000	975
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2042	1,270	1,238
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2047	1,000	955
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2057	4,690	4,348
					313,618
Washington (1.6%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/2052	4,750	4,455
[2]	Grant County WA GO	5.250%	12/1/2050	1,350	1,388
[2]	Grant County WA GO	5.500%	12/1/2055	1,500	1,569
[2]	Grant County WA GO	5.500%	12/1/2060	4,500	4,688
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/2054	12,500	12,802
	Kitsap County School District No. 100-C Bremerton GO	5.250%	12/1/2047	1,615	1,679
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2035	6,540	6,445
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2036	6,800	6,553
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2037	6,605	6,785
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2039	4,000	4,053
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2040	22,010	19,700
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/2044	16,000	16,184
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2047	8,030	6,630
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2047	4,550	4,398
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/2049	20,250	20,434
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	2,800	2,703
[1]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/2040	5,000	4,935
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	5,000	4,424
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2048	1,740	1,445
	Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/2047	3,000	2,507
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2042	3,910	3,361
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2045	1,515	1,265
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2040	4,040	3,797
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2031	2,395	2,307
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	31,000	31,549
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2048	5,120	3,441
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	3,100	1,909
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2055	9,020	7,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2048	1,100	1,035
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/2031	1,910	1,883
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/2036	1,100	1,023
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	26,489	24,880
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	13,774	12,473
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.085%	3/1/2050	9,452	8,693
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2059	5,000	4,989
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	7.000%	7/1/2064	3,500	3,535
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.750%	1/1/2053	1,295	1,180
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.875%	1/1/2059	1,070	977
[1]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/2059	2,915	3,070
					252,594
West Virginia (0.6%)
	West Virginia Economic Development Authority Industrial Revenue (Commercial Metals Co. Project) PUT	4.625%	5/15/2032	6,450	6,285
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2037	6,510	6,046
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,430	1,305
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2043	6,000	6,074
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	4,980	4,038
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2047	5,500	4,833
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	23,240	23,854
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	7,500	6,122
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/2053	9,010	7,792
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2053	21,100	22,224
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	1,750	1,452
					90,025
Wisconsin (3.6%)
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2046	4,600	3,213
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/2029	325	321
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2037	3,060	2,803
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2039	500	463
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2039	1,230	1,160
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2040	750	690
[1]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	340	288
[1]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/2047	3,260	2,697
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2049	1,100	930
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2049	440	367
[1]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/2052	1,800	1,635
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/2052	1,000	869
[1]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/2053	600	612
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	440	359
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2054	1,815	1,556
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	2,125	1,740
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	1,080	933
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/2057	5,200	4,073
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/2057	870	756
[1]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/2058	550	563
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2060	1,300	1,105
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/2062	3,000	2,755
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	7,339	7,290
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2051	1,000	846
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2056	2,435	2,025
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2052	2,070	1,526
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2057	1,310	931
[1]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/2054	1,375	1,192
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/2042	1,800	1,496
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/2052	6,120	4,590
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2042	1,100	1,024
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2047	1,100	985
[1]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/2048	7,000	5,137
[1]	Public Finance Authority Economic Development Revenue	4.500%	6/1/2056	9,500	6,935
[1]	Public Finance Authority Economic Development Revenue	6.500%	6/1/2056	2,000	1,580
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	160	162
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	4.000%	10/1/2030	2,250	2,287
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	4,745	4,746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	625	592
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	4,050	3,960
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	770	742
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	350	298
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	375	313
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	18,500	18,253
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2045	2,640	2,286
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	12,880	11,138
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	5,220	3,344
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2049	1,455	1,257
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,750	6,485
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,500	6,414
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	9,000	6,482
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	1,925	1,371
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2051	5,000	3,085
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2052	1,800	1,448
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	17,500	14,416
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2053	600	528
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2054	1,365	1,151
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	2,125	1,466
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	6/30/2060	20,000	19,262
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue	6.500%	6/30/2060	37,000	38,899
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	7.250%	1/1/2061	7,000	7,194
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/31/2065	15,000	14,300
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue	6.500%	12/31/2065	49,000	51,140
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/2048	5,000	4,434
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/2055	1,430	1,393
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/2061	2,200	2,119
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.500%	6/1/2055	5,705	5,768
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2056	7,125	4,707
	Public Finance Authority Highway Revenue	5.500%	7/1/2044	5,000	5,013
	Public Finance Authority Highway Revenue	5.750%	7/1/2049	4,000	4,022
	Public Finance Authority Industrial Revenue	4.000%	8/1/2035	7,000	6,567
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/2051	3,615	2,554
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/2056	3,000	2,048
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	6,297	6,190
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	4,835	2,400
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	1,841	1,845
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	13,871	13,914
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	15,049	15,108
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	6.810%	4/28/2036	7,000	7,096
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	8,120	7,567
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2047	3,250	3,004
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/15/2055	750	733
	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	6/15/2055	1,000	948
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2063	5,000	4,657
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.250%	6/1/2054	2,325	2,221
[1]	Public Finance Authority Miscellaneous Revenue (American Dream @ Meadowsland Project)	7.000%	12/1/2050	2,600	2,470
[1]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/2054	1,925	1,862
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/2028	1,025	1,026
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2038	1,150	1,197
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2039	1,190	1,227
[1]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/2041	9,600	9,993
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2043	1,000	1,000
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/2053	1,000	922
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/2051	14,035	10,848
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/2056	17,405	13,092
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/2039	775	749
[1]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	6,000	5,834
[2]	Racine Unified School District GO	4.000%	4/1/2042	3,445	3,212
[2]	Racine Unified School District GO	4.000%	4/1/2043	3,970	3,647
[2]	Racine Unified School District GO	4.000%	4/1/2044	2,435	2,199
[4]	Racine Unified School District GO	4.000%	4/1/2045	1,100	985
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	5,310	4,681
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/2049	1,450	1,438
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2051	2,500	2,099
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	3,850	3,168
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2051	6,000	4,709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	1,800	1,798
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,250	1,250
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,110	1,051
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	750	761
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	955	861
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	920	911
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	2/15/2046	200	155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	18,760	16,082
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2048	10,200	10,470
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2049	15,505	12,977
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	1,175	982
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2051	7,370	6,037
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2052	3,250	3,349
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2054	7,355	7,678
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2054	3,630	3,618
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.875%	7/1/2055	2,000	1,895
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2055	10,000	10,098
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2057	4,000	2,838
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2059	2,500	2,473
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/2060	3,000	2,868
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,250	1,334
					558,616
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	50	48
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	840	643
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,025	1,116
					1,807
Total Tax-Exempt Municipal Bonds (Cost $15,743,813)					14,712,014
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	45,979	28,564
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	5,420	3,415
Total Taxable Municipal Bonds (Cost $31,481)					31,979

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (5.1%)
Investment Company (5.1%)
[16]	Vanguard Municipal Low Duration Fund (Cost $789,808)	2.827%	78,980,843	789,808
Total Investments (99.9%) (Cost $16,565,102)				15,533,801
Other Assets and Liabilities—Net (0.1%)				21,693
Net Assets (100%)				15,555,494
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $1,637,792, representing 10.5% of net assets.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Non-income-producing security—security in default.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
5	Step bond.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Securities with a value of $4,309 have been segregated as initial margin for open futures contracts.
16	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TRAN—Tax Revenue Anticipation Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2025	(467)	(54,785)	(410)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	MSCS	5,060	Buy	5-Year MMD AAA General Obligation Scale	3.460%	123	123	—
4/23/2026	JPMC	7,590	Buy	5-Year MMD AAA General Obligation Scale	3.380%	156	156	—
4/28/2026	MSCS	4,790	Buy	30-Year MMD AAA General Obligation Scale	4.700%	(89)	—	(89)
4/28/2026	JPMC	3,193	Buy	30-Year MMD AAA General Obligation Scale	4.700%	(59)	—	(59)
4/29/2026	RBC	4,788	Buy	30-Year MMD AAA General Obligation Scale	4.650%	(136)	—	(136)
5/26/2026	MSCS	7,200	Buy	10-Year MMD AAA General Obligation Scale	3.650%	(30)	—	(30)
						(35)	279	(314)
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,712,014	—	14,712,014
Taxable Municipal Bonds	—	31,979	—	31,979
Temporary Cash Investments	789,808	—	—	789,808
Total	789,808	14,743,993	—	15,533,801
Derivative Financial Instruments
Assets
Swap Contracts	—	279	—	279
Liabilities
Futures Contracts[1]	(410)	—	—	(410)
Swap Contracts	—	(314)	—	(314)
Total	(410)	(314)	—	(724)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.